March 31, 2025
2025 Quarterly Report (Unaudited)

Master Investment Portfolio
• Diversified Equity Master Portfolio

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.9%
AAR Corp.(a)	8,089	$ 452,903
AeroVironment, Inc.(a)(b)	5,065	603,697
Airbus SE	2,530	445,497
Archer Aviation, Inc., Class A(a)	72,957	518,724
Astronics Corp.(a)	10,444	252,432
Axon Enterprise, Inc.(a)	1,367	718,974
BAE Systems PLC	50,404	1,017,781
Bharat Electronics Ltd.	162,191	567,335
Boeing Co.(a)	8,923	1,521,818
Bombardier, Inc., Class B(a)	1,185	66,684
BWX Technologies, Inc.	5,804	572,565
Curtiss-Wright Corp.	2,262	717,665
Ducommun, Inc.(a)	12,703	737,155
General Dynamics Corp.	10,386	2,831,016
General Electric Co.	15,542	3,110,731
Hanwha Aerospace Co. Ltd.	588	252,654
HEICO Corp., Class A	5,448	1,149,365
Hindustan Aeronautics Ltd.	5,992	291,152
Howmet Aerospace, Inc.(b)	3,802	493,233
Karman Holdings, Inc.(a)	13,450	449,499
Kongsberg Gruppen ASA	6,571	963,408
Kratos Defense & Security Solutions, Inc.(a)	38,578	1,145,381
L3Harris Technologies, Inc.	1,317	275,661
Leonardo DRS, Inc.	24,174	794,841
Lockheed Martin Corp.	14,780	6,602,374
Mercury Systems, Inc.(a)	13,584	585,335
Moog, Inc., Class A(b)	12,735	2,207,612
Northrop Grumman Corp.	12,648	6,475,903
Rheinmetall AG	1,050	1,502,468
Rocket Lab USA, Inc.(a)	76,812	1,373,399
Rolls-Royce Holdings PLC(a)	235,586	2,289,745
RTX Corp.	33,965	4,499,004
Saab AB, Class B	10,805	424,846
Safran SA	2,109	555,264
Thales SA	251	66,721
TransDigm Group, Inc.	1,271	1,758,162
Triumph Group, Inc.(a)	14,451	366,188
V2X, Inc.(a)	11,487	563,437
		49,220,629
Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.(a)	12,684	284,629
CJ Logistics Corp.	12,587	740,038
Expeditors International of Washington, Inc.	1,530	183,983
FedEx Corp.	13,888	3,385,617
GXO Logistics, Inc.(a)	6,554	256,130
Hub Group, Inc., Class A(b)	23,326	867,027
Hyundai Glovis Co. Ltd.	2,584	198,670
JD Logistics, Inc.(a)(c)	558,900	903,186
Radiant Logistics, Inc.(a)	15,080	92,742
SF Holding Co. Ltd.(a)	63,800	315,307
SF Holding Co. Ltd., Class A	9,600	56,967
United Parcel Service, Inc., Class B(b)	29,530	3,248,005
ZTO Express Cayman, Inc.	19,450	384,536
		10,916,837
Automobile Components — 0.6%
Adient PLC(a)	44,009	565,956
American Axle & Manufacturing Holdings, Inc.(a)	24,840	101,099
BorgWarner, Inc.	71,917	2,060,422
Cie Generale des Etablissements Michelin SCA	1,986	69,801
Security	Shares	Value
Automobile Components (continued)
Continental AG	1,018	$ 71,789
Cooper-Standard Holdings, Inc.(a)	7,495	114,823
Dana, Inc.	39,512	526,695
Denso Corp.	44,800	555,814
Dorman Products, Inc.(a)(b)	8,397	1,012,174
Fox Factory Holding Corp.(a)	10,127	236,364
Gentex Corp.	7,842	182,719
Gentherm, Inc.(a)	4,600	123,004
Goodyear Tire & Rubber Co.(a)	75,670	699,191
Hankook Tire & Technology Co. Ltd.	19,330	520,468
Hanon Systems(a)	178,608	443,886
HL Mando Co. Ltd.	18,870	500,453
Hu Lane Associate, Inc.	65,000	310,593
Hyundai Mobis Co. Ltd.	7,107	1,264,723
LCI Industries	2,930	256,170
Magna International, Inc.	5,856	199,032
Minth Group Ltd.(a)	148,000	394,705
Modine Manufacturing Co.(a)(b)	15,509	1,190,316
Patrick Industries, Inc.(b)	9,544	807,041
Standard Motor Products, Inc.	15,466	385,567
Stoneridge, Inc.(a)	5,666	26,007
Tong Yang Industry Co. Ltd.	155,000	605,281
Valeo SE	4,926	46,247
Visteon Corp.(a)	11,259	873,923
		14,144,263
Automobiles — 1.3%
Bajaj Auto Ltd.	403	36,994
BYD Co. Ltd., Class A	37,700	1,955,705
BYD Co. Ltd., Class H	96,500	4,886,424
Ferrari NV	334	142,638
Geely Automobile Holdings Ltd.	830,000	1,781,684
General Motors Co.	19,327	908,949
Great Wall Motor Co. Ltd., Class H	163,000	285,859
Hyundai Motor Co.	6,690	903,617
Kia Corp.	46,970	2,970,790
Li Auto, Inc., Class A(a)	30,100	379,332
Mahindra & Mahindra Ltd.	49,953	1,550,502
Maruti Suzuki India Ltd.	6,262	841,213
Mazda Motor Corp.(b)	19,200	122,849
Renault SA	1,810	91,688
Stellantis NV	22,312	250,253
Tata Motors Ltd.	130,533	1,023,464
Tesla, Inc.(a)	50,186	13,006,204
Toyota Motor Corp.	95,400	1,686,414
Winnebago Industries, Inc.(b)	9,103	313,689
XPeng, Inc., Class A(a)	44,900	464,011
Zhejiang Leapmotor Technology Co. Ltd.(a)(c)	55,800	361,999
		33,964,278
Banks — 8.3%
1st Source Corp.	17,325	1,036,208
Abu Dhabi Commercial Bank PJSC	545,442	1,616,468
Agricultural Bank of China Ltd., Class A	179,000	127,712
Agricultural Bank of China Ltd., Class H	2,026,000	1,220,111
Al Rajhi Bank	195,731	5,313,173
Amalgamated Financial Corp.	34,634	995,727
Amerant Bancorp, Inc.(b)	12,070	249,125
Ameris Bancorp	16,222	933,901
ANZ Group Holdings Ltd.	5,947	108,884
Associated Banc-Corp.	15,857	357,258
Axis Bank Ltd.	115,726	1,484,471
Axos Financial, Inc.(a)	8,385	541,000

Schedule of Investments (unaudited)(continued)
March 31, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Banc of California, Inc.(b)	54,611	$ 774,930
BancFirst Corp.	1,301	142,941
Banco Bilbao Vizcaya Argentaria SA	41,841	571,028
Banco BPM SpA	7,446	75,771
Banco de Sabadell SA	52,461	147,292
Banco Santander Brasil SA	125,444	587,382
Banco Santander SA	66,487	447,917
Bangkok Bank PCL, NVDR	400,100	1,743,683
Bank Central Asia Tbk PT	5,355,800	2,749,052
Bank Hapoalim BM	6,420	87,062
Bank Leumi Le-Israel BM	10,868	146,355
Bank Mandiri Persero Tbk PT	6,026,700	1,870,912
Bank of America Corp.	266,762	11,131,978
Bank of Baroda	14,729	39,186
Bank of China Ltd., Class H	7,198,000	4,347,252
Bank of India	126,887	158,169
Bank of Ireland Group PLC	2,140	25,285
Bank of Marin Bancorp	18,461	407,434
Bank Polska Kasa Opieki SA	4,834	220,989
Bank Rakyat Indonesia Persero Tbk PT	8,725,800	2,109,304
Bank7 Corp.	4,840	187,502
BankFinancial Corp.(b)	20,223	255,619
Banque Saudi Fransi	8,164	40,341
Bar Harbor Bankshares	3,240	95,580
Barclays PLC	51,027	191,863
BCB Bancorp, Inc.	11,876	117,097
BDO Unibank, Inc.	250,640	671,439
Berkshire Hills Bancorp, Inc.	2,759	71,982
BNP Paribas SA	29,106	2,432,660
BOC Hong Kong Holdings Ltd.	16,500	66,807
BOK Financial Corp.	96	9,998
Bridgewater Bancshares, Inc.(a)	6,348	88,174
Brookline Bancorp, Inc.	21,755	237,129
Business First Bancshares, Inc.(b)	7,464	181,748
Byline Bancorp, Inc.	17,254	451,365
CaixaBank SA	11,014	85,796
Camden National Corp.	14,638	592,400
Capital City Bank Group, Inc.	21,738	781,698
Capitec Bank Holdings Ltd.	16,502	2,806,670
Capitol Federal Financial, Inc.(b)	28,670	160,552
Central Pacific Financial Corp.	11,089	299,847
Chemung Financial Corp.	4,218	200,650
China Construction Bank Corp., Class H	7,461,000	6,611,674
China Merchants Bank Co. Ltd., Class A	369,500	2,202,890
China Merchants Bank Co. Ltd., Class H	241,500	1,431,843
Citigroup, Inc.	56,910	4,040,041
Citizens Financial Group, Inc.(b)	62,982	2,580,373
City Holding Co.(b)	1,271	149,304
City Union Bank Ltd.	194,322	356,083
Civista Bancshares, Inc.	13,462	263,047
CNB Financial Corp.	14,043	312,457
Coastal Financial Corp.(a)	4,973	449,609
Colony Bankcorp, Inc.	35,672	576,103
Comerica, Inc.	2,350	138,791
Commerce Bancshares, Inc.	9,104	566,542
Commerzbank AG	23,558	539,124
Commonwealth Bank of Australia	25,292	2,405,113
Community Trust Bancorp, Inc.	20,182	1,016,366
ConnectOne Bancorp, Inc.	64,162	1,559,778
Credit Agricole SA	35,294	642,599
CTBC Financial Holding Co. Ltd.	1,832,000	2,202,669
Customers Bancorp, Inc.(a)	6,474	324,995
Danske Bank A/S	5,939	194,392
Security	Shares	Value
Banks (continued)
DBS Group Holdings Ltd.	22,500	$ 772,680
Dime Community Bancshares, Inc.(b)	7,852	218,914
Dubai Islamic Bank PJSC	128,541	250,197
E.Sun Financial Holding Co. Ltd.	2,477,806	2,166,066
Eagle Bancorp, Inc.	6,639	139,419
Enterprise Bancorp, Inc.	7,153	278,466
Enterprise Financial Services Corp.(b)	31,746	1,706,030
Equity Bancshares, Inc., Class A	4,615	181,831
Erste Group Bank AG	1,579	109,221
Eurobank Ergasias Services and Holdings SA	569,162	1,528,916
FB Financial Corp.	30,826	1,429,093
FinecoBank Banca Fineco SpA	3,848	76,216
First Abu Dhabi Bank PJSC	391,784	1,474,123
First Bancshares, Inc.(b)	13,014	440,003
First Bank/Hamilton	13,117	194,263
First Busey Corp.	44,151	953,662
First Business Financial Services, Inc.	13,906	655,668
First Community Bankshares, Inc.	2,083	78,508
First Financial Bankshares, Inc.	54,511	1,958,035
First Financial Corp.	20,962	1,026,719
First Financial Holding Co. Ltd.	377,000	309,338
First Financial Northwest, Inc.(b)	3,525	79,876
First Hawaiian, Inc.	6,887	168,318
First Internet Bancorp	5,290	141,666
First Interstate BancSystem, Inc., Class A(b)	47,784	1,369,012
First Merchants Corp.(b)	12,218	494,096
First Mid Bancshares, Inc.(b)	3,631	126,722
First Northwest Bancorp	2,359	23,967
First of Long Island Corp.	30,366	375,020
First Savings Financial Group, Inc.	1,999	51,494
Flagstar Financial, Inc.	14,508	168,583
Flushing Financial Corp.	30,294	384,734
FNB Corp.	91,461	1,230,150
FS Bancorp, Inc.	2,927	111,255
German American Bancorp, Inc.(b)	5,646	211,725
Glacier Bancorp, Inc.(b)	5,127	226,716
Grupo Financiero Banorte SAB de C.V., Class O	236,537	1,640,485
Guaranty Bancshares, Inc.(b)	2,270	90,868
Hana Financial Group, Inc.	15,371	627,603
Hancock Whitney Corp.	20,497	1,075,068
Hanmi Financial Corp.(b)	1,547	35,055
HarborOne Bancorp, Inc.	13,838	143,500
HBT Financial, Inc.	13,129	294,221
HDFC Bank Ltd.	321,866	6,860,962
Heritage Commerce Corp.	55,605	529,360
Heritage Financial Corp.	4,107	99,923
Hilltop Holdings, Inc.	17,406	530,013
HomeTrust Bancshares, Inc.	16,921	580,052
Horizon Bancorp, Inc.	59,710	900,427
HSBC Holdings PLC	60,685	687,954
Hua Nan Financial Holdings Co. Ltd.	348,000	294,261
ICICI Bank Ltd.	360,992	5,674,078
Independent Bank Corp.	43,806	1,348,787
Industrial & Commercial Bank of China Ltd., Class H	5,659,000	4,038,153
ING Groep NV	68,108	1,334,324
Intesa Sanpaolo SpA	398,830	2,055,436
Investar Holding Corp.	15,806	278,344
JPMorgan Chase & Co.	50,945	12,496,808
KB Financial Group, Inc.	27,121	1,470,059
KB Financial Group, Inc., ADR(b)	2,990	161,789
Kearny Financial Corp.	99,383	622,138
KeyCorp.	11,462	183,277
Kotak Mahindra Bank Ltd.	49,409	1,250,822
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Kuwait Finance House KSCP	1,494,577	$ 3,843,532
Live Oak Bancshares, Inc.	10,670	284,462
Malayan Banking Bhd.	1,599,400	3,651,589
Mediobanca Banca di Credito Finanziario SpA	1,673	31,382
Mercantile Bank Corp.	13,005	564,937
Meridian Corp.	5,635	81,144
Metropolitan Bank Holding Corp.(a)	11,359	635,990
Mid Penn Bancorp, Inc.	1,760	45,602
Midland States Bancorp, Inc.(b)	28,806	493,159
MidWestOne Financial Group, Inc.	17,885	529,575
Mitsubishi UFJ Financial Group, Inc.	253,000	3,449,355
Mizuho Financial Group, Inc.	19,000	521,430
MVB Financial Corp.	4,285	74,216
National Bank Holdings Corp., Class A(b)	4,857	185,877
National Bank of Kuwait SAKP	262,154	889,796
NatWest Group PLC	110,300	651,253
Nicolet Bankshares, Inc.(b)	7,518	819,161
Nordea Bank Abp	121,825	1,558,196
Northeast Bank	3,094	283,225
Northeast Community Bancorp, Inc.	9,759	228,751
Northfield Bancorp, Inc.	62,591	682,868
Northrim BanCorp, Inc.	6,221	455,502
NU Holdings Ltd./Cayman Islands, Class A(a)	147,823	1,513,707
OceanFirst Financial Corp.	118,016	2,007,452
Old National Bancorp	32,993	699,122
OP Bancorp	8,396	100,920
Origin Bancorp, Inc.(b)	26,248	910,018
Orrstown Financial Services, Inc.	9,916	297,579
OTP Bank Nyrt	18,429	1,239,938
Oversea-Chinese Banking Corp. Ltd.	6,300	80,741
Park National Corp.(b)	5,324	806,054
Peapack-Gladstone Financial Corp.	14,426	409,698
Peoples Bancorp, Inc.(b)	24,949	739,987
PNC Financial Services Group, Inc.	4,937	867,776
Powszechna Kasa Oszczednosci Bank Polski SA	43,203	843,560
Primis Financial Corp.	21,607	211,100
Prosperity Bancshares, Inc.(b)	13,514	964,494
Provident Financial Services, Inc.	102,574	1,761,196
Public Bank Bhd	2,115,100	2,111,063
Qatar Islamic Bank QPSC	76,703	432,178
Qatar National Bank QPSC	326,712	1,438,268
QCR Holdings, Inc.(b)	6,907	492,607
Republic First Bancorp, Inc.(a)	46,639	14
Resona Holdings, Inc.	16,900	147,567
RHB Bank Bhd	135,800	209,323
Riverview Bancorp, Inc.(b)	54,868	310,004
Sandy Spring Bancorp, Inc.	30,456	851,245
Saudi Awwal Bank	95,381	952,782
Saudi National Bank	262,141	2,498,032
Sberbank of Russia PJSC(a)(d)	141,048	17
ServisFirst Bancshares, Inc.(b)	12,503	1,032,748
Shinhan Financial Group Co. Ltd.	30,269	968,694
Shore Bancshares, Inc.	33,812	457,814
Sierra Bancorp	5,411	150,859
Simmons First National Corp., Class A(b)	7,528	154,550
SmartFinancial, Inc.	10,047	312,261
Societe Generale SA	3,865	174,365
South Plains Financial, Inc.	5,105	169,078
Southern First Bancshares, Inc.(a)	3,717	122,364
Southern Missouri Bancorp, Inc.	2,924	152,106
Southside Bancshares, Inc.(b)	6,400	185,344
SouthState Corp.(b)	11,237	1,043,018
Security	Shares	Value
Banks (continued)
Standard Bank Group Ltd.	115,850	$ 1,513,734
Standard Chartered PLC	15,136	224,609
State Bank of India	192,219	1,728,184
Stellar Bancorp, Inc.(b)	11,821	326,969
Sumitomo Mitsui Financial Group, Inc.	108,800	2,797,750
Sumitomo Mitsui Trust Group, Inc.	58,900	1,482,588
Svenska Handelsbanken AB, Class A, A Shares	75,157	849,388
Taishin Financial Holding Co. Ltd.	1,153,000	601,252
Texas Capital Bancshares, Inc.(a)	8,134	607,610
TFS Financial Corp.	169	2,094
Tompkins Financial Corp.	4,624	291,220
TriCo Bancshares	12,250	489,632
U.S. Bancorp	25,122	1,060,651
UniCredit SpA	18,393	1,032,437
United Bankshares, Inc.	31,606	1,095,780
United Overseas Bank Ltd.	5,500	155,191
Unity Bancorp, Inc.	4,043	164,550
Univest Financial Corp.	28,764	815,747
Valley National Bancorp(b)	147,698	1,313,035
Veritex Holdings, Inc.	4,474	111,716
WaFd, Inc.(b)	4,470	127,753
Washington Trust Bancorp, Inc.(b)	34,444	1,062,942
Wells Fargo & Co.	13,743	986,610
WesBanco, Inc.	46,605	1,442,891
Western New England Bancorp, Inc.	9,806	91,196
		214,929,313
Beverages — 0.9%
Ambev SA	328,179	776,387
Arca Continental SAB de C.V.	249,849	2,612,460
Boston Beer Co., Inc., Class A(a)	3,163	755,451
Brown-Forman Corp., Class A(b)	155	5,188
Carabao Group PCL, NVDR	503,300	846,161
Coca-Cola Co.	79,053	5,661,776
Coca-Cola Europacific Partners PLC(b)	9,694	843,669
Coca-Cola Femsa SAB de C.V.	64,000	585,005
Coca-Cola Femsa SAB de C.V., ADR	7,411	676,550
Constellation Brands, Inc., Class A(b)	8,683	1,593,504
Diageo PLC	7,641	199,679
Fomento Economico Mexicano SAB de CV	144,668	1,412,642
Fomento Economico Mexicano SAB de CV, ADR	7,894	770,297
Molson Coors Beverage Co., Class B(b)	3,682	224,123
Monster Beverage Corp.(a)	3,787	221,615
National Beverage Corp.(b)	11,520	478,541
PepsiCo, Inc.	16,704	2,504,598
Primo Brands Corp.(b)	16,324	579,339
Vita Coco Co., Inc.(a)	10,597	324,798
Wuliangye Yibin Co. Ltd., Class A	173,800	3,144,493
		24,216,276
Biotechnology — 3.4%
2seventy bio, Inc.(a)(b)	13,863	68,483
3SBio, Inc.(c)	1,172,500	1,802,721
4D Molecular Therapeutics, Inc.(a)	19,056	61,551
89bio, Inc.(a)(b)	12,648	91,951
AbbVie, Inc.(b)	41,737	8,744,736
Abeona Therapeutics, Inc.(a)(b)	621	2,956
Absci Corp.(a)(b)	19,487	48,912
ACADIA Pharmaceuticals, Inc.(a)	44,729	742,949
Adaptimmune Therapeutics PLC, ADR(a)(b)	8,118	1,599
ADMA Biologics, Inc.(a)	55,813	1,107,330
Affimed NV(a)	1,134	820
Agios Pharmaceuticals, Inc.(a)	20,783	608,942
Akebia Therapeutics, Inc.(a)	20,348	39,068

Schedule of Investments (unaudited)(continued)
March 31, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Akero Therapeutics, Inc.(a)	18,580	$ 752,118
Alector, Inc.(a)	37,165	45,713
Alkermes PLC(a)	27,376	903,956
Allogene Therapeutics, Inc.(a)(b)	17,487	25,531
Alnylam Pharmaceuticals, Inc.(a)	1,297	350,216
Altimmune, Inc.(a)(b)	10,013	50,065
ALX Oncology Holdings, Inc.(a)	4,859	3,027
Amgen, Inc.	10,242	3,190,895
Amicus Therapeutics, Inc.(a)	125,369	1,023,011
AnaptysBio, Inc.(a)(b)	9,188	170,805
Anika Therapeutics, Inc.(a)	8,959	134,654
Annexon, Inc.(a)	25,264	48,760
Apellis Pharmaceuticals, Inc.(a)(b)	9,063	198,208
Apogee Therapeutics, Inc.(a)	10,050	375,468
Aprea Therapeutics, Inc.(a)	289	590
Aptinyx, Inc.(a)(d)	12,794	—
Arcellx, Inc.(a)	9,306	610,474
Arcturus Therapeutics Holdings, Inc.(a)(b)	10,544	111,661
Arcus Biosciences, Inc.(a)	28,058	220,255
Arcutis Biotherapeutics, Inc.(a)	24,682	386,026
Ardelyx, Inc.(a)	43,325	212,726
Argenx SE(a)	1,712	1,010,244
Arrowhead Pharmaceuticals, Inc.(a)	41,844	533,093
Astria Therapeutics, Inc.(a)	11,248	60,064
Atossa Therapeutics, Inc.(a)	14,288	9,614
Avidity Biosciences, Inc.(a)	25,911	764,893
Beam Therapeutics, Inc.(a)(b)	19,144	373,882
BeiGene Ltd.(a)	79,000	1,670,932
BeiGene Ltd., ADR(a)(b)	2,120	577,000
BioCryst Pharmaceuticals, Inc.(a)(b)	118,301	887,258
Biogen, Inc.(a)	14,762	2,020,032
Biohaven Ltd.(a)(b)	12,395	297,976
BioMarin Pharmaceutical, Inc.(a)	27,020	1,910,044
Black Diamond Therapeutics, Inc.(a)(b)	10,139	15,715
Blueprint Medicines Corp.(a)	18,174	1,608,581
Bolt Biotherapeutics, Inc.(a)	1,792	717
Bridgebio Pharma, Inc.(a)(b)	32,393	1,119,826
C4 Therapeutics, Inc.(a)	22,677	36,283
Cabaletta Bio, Inc.(a)(b)	18,345	25,408
CareDx, Inc.(a)(b)	18,367	326,014
Caribou Biosciences, Inc.(a)	14,514	13,253
Catalyst Pharmaceuticals, Inc.(a)(b)	47,225	1,145,206
Celldex Therapeutics, Inc.(a)	29,013	526,586
Celltrion, Inc.	2,776	320,671
CG oncology, Inc.(a)	6,245	152,940
Cogent Biosciences, Inc.(a)	7,321	43,853
Coherus Biosciences, Inc.(a)(b)	58,839	47,483
Crinetics Pharmaceuticals, Inc.(a)(b)	20,274	679,990
CSL Ltd.	6,732	1,059,544
Cullinan Therapeutics, Inc.(a)	10,310	78,047
Cytokinetics, Inc.(a)	28,324	1,138,342
Day One Biopharmaceuticals, Inc.(a)	40,751	323,155
Denali Therapeutics, Inc.(a)(b)	50,769	690,205
Dynavax Technologies Corp.(a)	25,278	327,856
Dyne Therapeutics, Inc.(a)	24,333	254,523
Eagle Pharmaceuticals, Inc.(a)(b)	2,310	2,264
Editas Medicine, Inc.(a)	34,530	40,055
Emergent BioSolutions, Inc.(a)	18,203	88,467
Enanta Pharmaceuticals, Inc.(a)	11,800	65,136
Erasca, Inc.(a)	3,019	4,136
Exact Sciences Corp.(a)	3,389	146,710
Exagen, Inc.(a)	3,771	13,538
Exelixis, Inc.(a)	7,615	281,146
Security	Shares	Value
Biotechnology (continued)
Exicure, Inc.(a)	35	$ 467
Fate Therapeutics, Inc.(a)	60,121	47,502
Fennec Pharmaceuticals, Inc.(a)	2,062	12,558
Foghorn Therapeutics, Inc.(a)	2,905	10,603
Galera Therapeutics, Inc.(a)	7	—
Genmab A/S(a)	1,856	361,586
Geron Corp.(a)	74,437	118,355
Gilead Sciences, Inc.	41,082	4,603,238
GRAIL, Inc.(a)(b)	237	6,053
Halozyme Therapeutics, Inc.(a)(b)	24,436	1,559,261
Heron Therapeutics, Inc.(a)	22,992	50,582
Hugel, Inc.(a)	1,828	417,125
Ideaya Biosciences, Inc.(a)	52,330	857,165
Immunome, Inc.(a)	5,810	39,101
Immunovant, Inc.(a)(b)	12,637	215,966
Incyte Corp.(a)	10,758	651,397
Innovent Biologics, Inc.(a)(c)	21,500	129,362
Insmed, Inc.(a)(b)	35,110	2,678,542
Intellia Therapeutics, Inc.(a)(b)	54,028	384,139
Ionis Pharmaceuticals, Inc.(a)(b)	40,110	1,210,119
Iovance Biotherapeutics, Inc.(a)	106,162	353,519
Ironwood Pharmaceuticals, Inc.(a)	35,822	52,658
iTeos Therapeutics, Inc.(a)	55,281	330,028
Janux Therapeutics, Inc.(a)(b)	3,456	93,312
Karyopharm Therapeutics, Inc.(a)(b)	1,476	5,520
Kineta, Inc.(a)	347	139
Kiniksa Pharmaceuticals International PLC(a)	30,668	681,136
Kodiak Sciences, Inc.(a)	12,727	35,699
Kronos Bio, Inc.(a)	4,102	3,384
Krystal Biotech, Inc.(a)	4,605	830,282
Kura Oncology, Inc.(a)	62,429	412,031
Kymera Therapeutics, Inc.(a)(b)	17,162	469,724
Lyell Immunopharma, Inc.(a)	11,166	6,007
Madrigal Pharmaceuticals, Inc.(a)	3,806	1,260,661
MannKind Corp.(a)	62,555	314,652
Metsera, Inc.(a)(b)	8,244	224,402
MiMedx Group, Inc.(a)	42,035	319,466
Mineralys Therapeutics, Inc.(a)	5,847	92,850
Mirum Pharmaceuticals, Inc.(a)(b)	9,452	425,813
Moderna, Inc.(a)	10,443	296,059
Myriad Genetics, Inc.(a)	23,108	204,968
Natera, Inc.(a)	13,827	1,955,276
Neurocrine Biosciences, Inc.(a)	10,083	1,115,180
NextCure, Inc.(a)	8,270	3,972
Nkarta, Inc.(a)	16,890	31,078
Novavax, Inc.(a)(b)	26,836	172,019
Nurix Therapeutics, Inc.(a)	23,956	284,597
Nuvalent, Inc., Class A(a)(b)	7,994	566,934
Nymox Pharmaceutical Corp.(a)	5,685	824
Olema Pharmaceuticals, Inc.(a)	14,453	54,343
ORIC Pharmaceuticals, Inc.(a)(b)	25,261	140,956
Passage Bio, Inc.(a)	10,080	3,559
PMV Pharmaceuticals, Inc.(a)	16,133	17,585
Poseida Therapeutics, Inc.(a)	15,396	21,400
Praxis Precision Medicines, Inc.(a)	3,923	148,564
Precigen, Inc.(a)(b)	4,797	7,148
Precision BioSciences, Inc.(a)(b)	387	1,846
Prelude Therapeutics, Inc.(a)	1,472	1,131
Protagonist Therapeutics, Inc.(a)	11,596	560,783
Prothena Corp. PLC(a)(b)	19,110	236,486
PTC Therapeutics, Inc.(a)	22,650	1,154,244
Puma Biotechnology, Inc.(a)	9,507	28,141
Quince Therapeutics, Inc.(a)	608	809
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Recursion Pharmaceuticals, Inc., Class A(a)(b)	80,458	$ 425,623
Regeneron Pharmaceuticals, Inc.	3,061	1,941,378
REGENXBIO, Inc.(a)	32,945	235,557
Relay Therapeutics, Inc.(a)	87,264	228,632
Replimune Group, Inc.(a)(b)	16,761	163,420
Revolution Medicines, Inc.(a)	39,906	1,411,076
Rhythm Pharmaceuticals, Inc.(a)	12,017	636,540
Rigel Pharmaceuticals, Inc.(a)	2,191	39,416
Rocket Pharmaceuticals, Inc.(a)	6,695	44,656
Sage Therapeutics, Inc.(a)	16,025	127,399
Sana Biotechnology, Inc.(a)(b)	51,424	86,392
Sarepta Therapeutics, Inc.(a)	5,621	358,732
Scholar Rock Holding Corp.(a)	20,559	660,972
Seegene, Inc.	18,745	282,271
Shattuck Labs, Inc.(a)	2,634	2,503
Solid Biosciences, Inc.(a)	2,753	10,186
SpringWorks Therapeutics, Inc.(a)	13,984	617,114
Spyre Therapeutics, Inc.(a)(b)	3,097	49,970
SQZ Biotechnologies Co.(a)	1,471	41
Stoke Therapeutics, Inc.(a)	6,430	42,760
Summit Therapeutics, Inc.(a)(b)	18,345	353,875
Syndax Pharmaceuticals, Inc.(a)	47,092	578,525
Syros Pharmaceuticals, Inc.(a)	870	25
Taysha Gene Therapies, Inc.(a)	32,615	45,335
TG Therapeutics, Inc.(a)	40,119	1,581,892
Travere Therapeutics, Inc.(a)(b)	29,770	533,478
Twist Bioscience Corp.(a)	18,377	721,481
Ultragenyx Pharmaceutical, Inc.(a)	29,213	1,057,803
United Therapeutics Corp.(a)	4,309	1,328,335
UNITY Biotechnology, Inc.(a)	517	538
UroGen Pharma Ltd.(a)	4,675	51,706
Vanda Pharmaceuticals, Inc.(a)	95,543	438,542
Vaxcyte, Inc.(a)	24,053	908,241
Vera Therapeutics, Inc.(a)	8,858	212,769
Veracyte, Inc.(a)	26,603	788,779
Vericel Corp.(a)	13,137	586,173
Vertex Pharmaceuticals, Inc.(a)	307	148,840
Verve Therapeutics, Inc.(a)	36,757	167,979
Viking Therapeutics, Inc.(a)	11,702	282,603
Vincerx Pharma, Inc.(a)(b)	83	44
Vir Biotechnology, Inc.(a)(b)	38,782	251,307
Viridian Therapeutics, Inc.(a)	6,980	94,090
Voyager Therapeutics, Inc.(a)	29,960	101,265
Xencor, Inc.(a)	27,705	294,781
Zentalis Pharmaceuticals, Inc.(a)	7,312	11,626
Zymeworks, Inc.(a)(b)	7,598	90,492
		87,094,327
Broadline Retail — 2.9%
Alibaba Group Holding Ltd.	1,193,960	19,755,223
Amazon.com, Inc.(a)	190,558	36,255,565
Coupang, Inc.(a)	32,507	712,879
Etsy, Inc.(a)	32,850	1,549,863
JD.com, Inc., Class A	234,736	4,828,881
Kohl’s Corp.(b)	8,654	70,790
Macy’s, Inc.(b)	16,647	209,086
Naspers Ltd., Class N	8,895	2,205,876
Next PLC	769	110,794
Nordstrom, Inc.(b)	367	8,973
PDD Holdings, Inc., ADR(a)	44,255	5,237,579
Poya International Co. Ltd.	34,000	491,167
Prosus NV	26,413	1,227,125
Security	Shares	Value
Broadline Retail (continued)
Rakuten Group, Inc.(a)	37,100	$ 212,841
Vipshop Holdings Ltd., ADR	53,474	838,472
Wesfarmers Ltd.	18,964	859,713
		74,574,827
Building Products — 0.6%
Allegion PLC	7,621	994,236
American Woodmark Corp.(a)	6,255	367,982
Apogee Enterprises, Inc.	8,104	375,458
Armstrong World Industries, Inc.	2,417	340,507
Assa Abloy AB, Class B	36,096	1,083,647
AZZ, Inc.(b)	850	71,069
Belimo Holding AG, Registered Shares	551	339,699
Blue Star Ltd.	37,664	936,193
Cie de Saint-Gobain SA	422	42,038
CSW Industrials, Inc.(b)	4,365	1,272,485
Daikin Industries Ltd.	2,000	217,037
Gibraltar Industries, Inc.(a)	16,077	943,077
Griffon Corp.(b)	21,619	1,545,758
Hayward Holdings, Inc.(a)	231	3,216
Insteel Industries, Inc.	4,176	109,829
JELD-WEN Holding, Inc.(a)(b)	33,084	197,511
Johnson Controls International PLC	3,960	317,236
Kingspan Group PLC	276	22,295
Masco Corp.	6,123	425,793
Masterbrand, Inc.(a)	11,602	151,522
Owens Corning	4,975	710,529
Quanex Building Products Corp.(b)	7,307	135,837
Resideo Technologies, Inc.(a)	26,885	475,864
Trane Technologies PLC	11,953	4,027,205
Zurn Elkay Water Solutions Corp.(b)	32,419	1,069,179
		16,175,202
Capital Markets — 3.2%
3i Group PLC	23,405	1,100,517
Acadian Asset Management, Inc.	37,652	973,681
Ameriprise Financial, Inc.	4,126	1,997,438
Amundi SA(c)	2,681	210,044
Ares Management Corp., Class A(b)	1,370	200,856
Artisan Partners Asset Management, Inc., Class A	9,859	385,487
B3 SA - Brasil Bolsa Balcao	471,519	1,003,118
Blackstone, Inc., Class A	6,378	891,517
Carlyle Group, Inc.(b)	808	35,221
Charles Schwab Corp.	58,643	4,590,574
CITIC Securities Co. Ltd., Class A	88,600	322,997
CITIC Securities Co. Ltd., Class H	191,500	501,923
CME Group, Inc.	14,841	3,937,169
Cohen & Steers, Inc.(b)	5,438	436,399
Coinbase Global, Inc., Class A(a)	4,400	757,812
Daiwa Securities Group, Inc.	34,200	230,277
Deutsche Bank AG, Class N, Registered Shares	52,372	1,248,399
Deutsche Boerse AG, Class N	2,310	681,588
Donnelley Financial Solutions, Inc.(a)	9,885	432,073
East Money Information Co. Ltd., Class A	352,400	1,096,852
Euronext NV(c)	2,403	348,752
Evercore, Inc., Class A	8,478	1,693,226
Federated Hermes, Inc.	14,118	575,591
GCM Grosvenor, Inc., Class A(b)	17,115	226,431
Goldman Sachs Group, Inc.	2,105	1,149,940
Hamilton Lane, Inc., Class A(b)	7,012	1,042,474
Hithink RoyalFlush Information Network Co. Ltd., Class A	14,700	577,379
Hong Kong Exchanges & Clearing Ltd.	3,600	160,143

Schedule of Investments (unaudited)(continued)
March 31, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Houlihan Lokey, Inc.	18,055	$ 2,915,882
Huatai Securities Co. Ltd., Class A	1,406,700	3,205,225
Huatai Securities Co. Ltd., Class H(c)	52,600	84,816
Interactive Brokers Group, Inc., Class A	1,368	226,527
Intercontinental Exchange, Inc.	19,182	3,308,895
Invesco Ltd.	124,321	1,885,950
Janus Henderson Group PLC	31,405	1,135,291
Jefferies Financial Group, Inc.	2,516	134,782
KKR & Co., Inc.	6,682	772,506
Lazard, Inc.(b)	3,457	149,688
London Stock Exchange Group PLC	1,737	257,992
Macquarie Group Ltd.	3,200	398,229
Moelis & Co., Class A	2,963	172,921
Moody’s Corp.(b)	17,077	7,952,588
Morgan Stanley	64,519	7,527,432
Morningstar, Inc.	510	152,934
MSCI, Inc., Class A	3,809	2,153,989
Nasdaq, Inc.	26,482	2,008,924
Nomura Holdings, Inc.	170,000	1,047,526
Oppenheimer Holdings, Inc., Class A	2,010	119,856
Patria Investments Ltd., Class A(b)	38,683	436,731
Perella Weinberg Partners(b)	19,319	355,470
Piper Sandler Cos.(b)	8,750	2,167,025
PJT Partners, Inc., Class A(b)	15,080	2,079,230
S&P Global, Inc.	11,871	6,031,655
Samsung Securities Co. Ltd.	56,127	1,737,811
SBI Holdings, Inc.	7,400	199,822
Schroders PLC	9,566	43,310
Silvercrest Asset Management Group, Inc., Class A	2,644	43,256
SooChow Securities Co. Ltd., Class A	1,958,600	2,105,763
St. James’s Place PLC	3,747	47,631
State Street Corp.	1,370	122,656
StepStone Group, Inc., Class A(b)	12,542	655,069
UBS Group AG, Registered Shares	31,540	968,738
Victory Capital Holdings, Inc., Class A(b)	13,402	775,574
Virtu Financial, Inc., Class A	6,593	251,325
Virtus Investment Partners, Inc.	3,645	628,252
XP, Inc., Class A	7,445	102,369
		81,171,518
Chemicals — 0.8%
AdvanSix, Inc.	15,086	341,698
Air Liquide SA	1,586	301,253
Alto Ingredients, Inc.(a)	10,259	11,695
Arkema SA	605	46,326
Aspen Aerogels, Inc.(a)	7,684	49,101
Atul Ltd.	8,234	589,752
Avient Corp.(b)	14,785	549,411
Balchem Corp.	10,462	1,736,692
Cabot Corp.	10,612	882,282
Castrol India Ltd.	201,085	475,088
Chambal Fertilisers and Chemicals Ltd.	253,682	1,846,490
Coromandel International Ltd.	79,340	1,833,746
Croda International PLC	1,292	49,085
DuPont de Nemours, Inc.	8,460	631,793
Ecolab, Inc.	1,647	417,547
Givaudan SA, Class N, Registered Shares	161	691,170
Hanwha Solutions Corp.	10,633	134,211
Hawkins, Inc.	3,851	407,898
Huntsman Corp.	53,398	843,154
Hyosung TNC Corp.	1,336	197,776
Ingevity Corp.(a)	2,450	96,995
Security	Shares	Value
Chemicals (continued)
Innospec, Inc.	2,827	$ 267,858
Johnson Matthey PLC	871	14,972
Koppers Holdings, Inc.	8,957	250,796
LyondellBasell Industries NV, Class A(b)	26,508	1,866,163
Minerals Technologies, Inc.(b)	13,084	831,750
Mosaic Co.(b)	19,113	516,242
NewMarket Corp.	20	11,329
Olin Corp.(b)	9,493	230,110
Orion SA	8,799	113,771
Paradeep Phosphates Ltd.(c)	44,086	53,052
Perimeter Solutions, Inc.(a)	24,417	245,879
PhosAgro PJSC, GDR(a)(d)	62	1
Quaker Chemical Corp.(b)	3,206	396,294
Rayonier Advanced Materials, Inc.(a)	11,064	63,618
SABIC Agri-Nutrients Co.	1,941	54,783
Saudi Basic Industries Corp.	99,639	1,692,038
Sensient Technologies Corp.	8,360	622,235
Stepan Co.	4,125	227,040
Tronox Holdings PLC	30,726	216,311
Zhejiang NHU Co. Ltd., Class A	300,700	926,650
		20,734,055
Commercial Services & Supplies — 0.7%
ABM Industries, Inc.	13,367	633,061
ACV Auctions, Inc., Class A(a)(b)	40,733	573,928
Brambles Ltd.	51,377	649,057
BrightView Holdings, Inc.(a)	15,987	205,273
Cimpress PLC(a)	5,453	246,639
Cintas Corp.	31,538	6,482,005
Clean Harbors, Inc.(a)	1,647	324,624
CoreCivic, Inc.(a)	47,782	969,497
Deluxe Corp.(b)	3,873	61,232
GEO Group, Inc.(a)	29,363	857,693
Healthcare Services Group, Inc.(a)	57,955	584,186
Interface, Inc.(b)	11,510	228,358
Liquidity Services, Inc.(a)	10,177	315,589
Matthews International Corp., Class A(b)	7,232	160,840
MSA Safety, Inc.	124	18,190
RB Global, Inc.	1,244	124,773
Republic Services, Inc.	3,079	745,611
Rollins, Inc.	11,775	636,203
Securitas AB, Class B	6,379	90,269
Steelcase, Inc., Class A	42,357	464,233
Tetra Tech, Inc.	17,782	520,123
UniFirst Corp.	1,733	301,542
Waste Management, Inc.	11,604	2,686,442
		17,879,368
Communications Equipment — 0.8%
Accton Technology Corp.	76,000	1,346,492
ADTRAN Holdings, Inc.(a)	31,327	273,171
Applied Optoelectronics, Inc.(a)	9,478	145,487
Arcadyan Technology Corp.	275,000	1,884,910
Arista Networks, Inc.(a)	28,632	2,218,407
Calix, Inc.(a)	22,941	813,029
Ciena Corp.(a)	10,190	615,782
Cisco Systems, Inc.	63,831	3,939,011
CommScope Holding Co., Inc.(a)	43,023	228,452
Extreme Networks, Inc.(a)	20,889	276,361
Gemtek Technology Corp.	140,000	124,027
Harmonic, Inc.(a)	6,131	58,796
Juniper Networks, Inc.	5,509	199,371
Motorola Solutions, Inc.	13,337	5,839,072
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Communications Equipment (continued)
NETGEAR, Inc.(a)	22,060	$ 539,587
NetScout Systems, Inc.(a)	8,873	186,422
Viasat, Inc.(a)(b)	29,166	303,910
Viavi Solutions, Inc.(a)	33,933	379,710
Wistron NeWeb Corp.	322,000	1,368,747
Yealink Network Technology Corp. Ltd., Class A	72,800	409,662
		21,150,406
Construction & Engineering — 1.1%
Acter Group Corp. Ltd.	9,000	96,842
AECOM	13,498	1,251,670
API Group Corp.(a)	6,033	215,740
Argan, Inc.(b)	3,721	488,084
Bouygues SA	1,014	39,972
China State Construction Engineering Corp. Ltd., Class A	132,800	96,247
Comfort Systems USA, Inc.	8,550	2,755,921
Construction Partners, Inc., Class A(a)	5,061	363,734
DL E&C Co. Ltd.	22,102	627,947
Dycom Industries, Inc.(a)	6,623	1,008,948
Eiffage SA	2,211	257,424
EMCOR Group, Inc.	4,082	1,508,830
Ferrovial SE	793	35,469
Fluor Corp.(a)	48,755	1,746,404
Granite Construction, Inc.(b)	1,432	107,973
GS Engineering & Construction Corp.	81,939	949,508
Hyundai Engineering & Construction Co. Ltd.	21,615	531,087
IES Holdings, Inc.(a)(b)	2,892	477,498
Kalpataru Projects International Ltd.	17,562	199,489
KEC International Ltd.	90,656	825,271
Larsen & Toubro Ltd.	92,155	3,747,600
MasTec, Inc.(a)	27,697	3,232,517
Matrix Service Co.(a)	8,857	110,092
MYR Group, Inc.(a)	812	91,829
NCC Ltd./India	210,916	513,580
Obayashi Corp.	16,600	221,450
Primoris Services Corp.	39,539	2,269,934
Quanta Services, Inc.	1,030	261,805
Samsung E&A Co. Ltd.	117,621	1,591,692
Shimizu Corp.	25,600	227,853
Stantec, Inc.	1,259	104,356
Sterling Infrastructure, Inc.(a)	10,341	1,170,705
Tutor Perini Corp.(a)	27,496	637,357
Vinci SA	6,125	772,118
Worley Ltd.	23,510	213,882
		28,750,828
Construction Materials — 0.2%
Asia Cement Corp.	482,000	681,163
Eagle Materials, Inc.	1,900	421,667
GCC SAB de C.V.	84,526	776,097
Heidelberg Materials AG	1,454	250,637
Holcim AG	27,219	2,929,122
James Hardie Industries PLC(a)	11,551	275,657
U.S. Lime & Minerals, Inc.	4,480	395,942
UltraTech Cement Ltd.	2,381	319,366
		6,049,651
Consumer Finance — 0.6%
American Express Co.	15,905	4,279,240
Bajaj Finance Ltd.	9,986	1,040,429
Capital One Financial Corp.(b)	494	88,574
Dave, Inc.(a)	896	74,063
Discover Financial Services	3,366	574,576
Security	Shares	Value
Consumer Finance (continued)
Encore Capital Group, Inc.(a)	20,348	$ 697,530
Enova International, Inc.(a)	18,765	1,811,948
EZCORP, Inc., Class A(a)	59,343	873,529
FirstCash Holdings, Inc.	12,411	1,493,292
Gentera SAB de C.V.	177,450	273,400
Isracard Ltd.	1	4
LendingClub Corp.(a)	39,857	411,324
LendingTree, Inc.(a)	8,048	404,573
Navient Corp.(b)	6,528	82,449
OneMain Holdings, Inc.(b)	30,054	1,469,040
Oportun Financial Corp.(a)	7,285	39,995
PRA Group, Inc.(a)	33,210	684,790
PROG Holdings, Inc.	14,620	388,892
Regional Management Corp.	17,349	522,378
Upstart Holdings, Inc.(a)(b)	19,443	894,961
World Acceptance Corp.(a)	919	116,300
		16,221,287
Consumer Staples Distribution & Retail — 1.5%
Andersons, Inc.	8,178	351,082
Carrefour SA	3,681	52,645
Chefs’ Warehouse, Inc.(a)	1,255	68,347
Costco Wholesale Corp.	11,614	10,984,289
CP ALL PCL, NVDR(b)	2,629,600	3,846,728
Dino Polska SA(a)(c)	1,680	196,092
Grocery Outlet Holding Corp.(a)	638	8,919
J Sainsbury PLC	90,888	277,034
Kesko OYJ, Class B	8,018	163,891
Loblaw Cos. Ltd.	1,723	241,451
Marks & Spencer Group PLC	28,784	132,891
Migros Ticaret A/S	78,804	1,028,465
Ocado Group PLC(a)	2,725	9,978
PriceSmart, Inc.(b)	3,427	301,062
Seven & i Holdings Co. Ltd.	18,500	267,897
SpartanNash Co.	11,659	236,211
Sprouts Farmers Market, Inc.(a)	28,989	4,424,881
Target Corp.	15,730	1,641,583
Tesco PLC	164,449	707,506
United Natural Foods, Inc.(a)	22,929	628,025
Walgreens Boots Alliance, Inc.	1,184	13,225
Wal-Mart de Mexico SAB de CV	393,809	1,084,565
Walmart, Inc.	124,107	10,895,354
		37,562,121
Containers & Packaging — 0.2%
Berry Global Group, Inc.(b)	169	11,798
Crown Holdings, Inc.	14,235	1,270,616
Myers Industries, Inc.	6,073	72,451
Packaging Corp. of America	13,915	2,755,448
		4,110,313
Distributors — 0.0%
GigaCloud Technology, Inc., Class A(a)	7,959	113,018
Diversified Consumer Services — 0.4%
ADT, Inc.	444	3,614
Adtalem Global Education, Inc.(a)	8,213	826,556
American Public Education, Inc.(a)(b)	4,631	103,364
Bright Horizons Family Solutions, Inc.(a)	13,696	1,739,940
Chegg, Inc.(a)	25,572	16,346
Coursera, Inc.(a)	49,062	326,753
Duolingo, Inc., Class A(a)	207	64,282
Frontdoor, Inc.(a)	15,830	608,189
Grand Canyon Education, Inc.(a)	1,044	180,633
Laureate Education, Inc.(a)	88,115	1,801,952

Schedule of Investments (unaudited)(continued)
March 31, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified Consumer Services (continued)
Lincoln Educational Services Corp.(a)	4,709	$ 74,732
New Oriental Education & Technology Group, Inc.	94,700	450,467
OneSpaWorld Holdings Ltd.	45,489	763,760
Perdoceo Education Corp.	9,927	249,962
Strategic Education, Inc.	7,936	666,306
Stride, Inc.(a)	10,494	1,327,491
TAL Education Group, ADR(a)	51,807	684,370
Udemy, Inc.(a)	19,660	152,562
Universal Technical Institute, Inc.(a)	9,681	248,608
		10,289,887
Diversified REITs — 0.2%
Alexander & Baldwin, Inc.	69,394	1,195,659
Alpine Income Property Trust, Inc.	17,367	290,376
American Assets Trust, Inc.	33,906	682,867
Armada Hoffler Properties, Inc.	27,637	207,554
British Land Co. PLC	6,441	30,839
CTO Realty Growth, Inc.	6,693	129,242
Empire State Realty Trust, Inc., Class A	34,285	268,109
Essential Properties Realty Trust, Inc.	30,784	1,004,790
Gladstone Commercial Corp.(b)	31,321	469,188
Land Securities Group PLC	3,870	27,583
One Liberty Properties, Inc.(b)	3,031	79,624
		4,385,831
Diversified Telecommunication Services — 0.8%
AST SpaceMobile, Inc., Class A(a)(b)	23,454	533,344
AT&T, Inc.	97,724	2,763,635
ATN International, Inc.	8,014	162,764
Bandwidth, Inc., Class A(a)	22,230	291,213
Chunghwa Telecom Co. Ltd.	177,000	687,624
Cogent Communications Holdings, Inc.(b)	4,864	298,212
Deutsche Telekom AG, Registered Shares	121,378	4,481,272
Elisa OYJ	2,879	140,337
Emirates Telecommunications Group Co. PJSC	117,825	542,130
Frontier Communications Parent, Inc.(a)	2,087	74,840
Globalstar, Inc.(a)(b)	7,223	150,672
Hellenic Telecommunications Organization SA	45,574	741,428
IDT Corp., Class B	7,720	396,113
Iridium Communications, Inc.	9,512	259,868
KT Corp.	3	101
KT Corp., ADR(b)	80,399	1,423,866
Liberty Latin America Ltd., Class A(a)	11,559	73,168
Lumen Technologies, Inc.(a)	243,078	952,866
Nippon Telegraph & Telephone Corp.	565,600	546,636
Ooredoo QPSC	196,666	636,625
Saudi Telecom Co.	181,699	2,196,702
Sunrise Communications AG, Class A, Class A,ADR(a)	14,490	699,722
Telefonica Brasil SA	29,745	259,740
Telkom Indonesia Persero Tbk PT	246,900	35,857
Telstra Group Ltd.	112,357	296,823
Verizon Communications, Inc.	58,988	2,675,696
		21,321,254
Electric Utilities — 0.9%
Acciona SA	175	22,904
Chubu Electric Power Co., Inc.	20,400	221,181
Constellation Energy Corp.	2,241	451,853
CPFL Energia SA	93,826	619,867
Duke Energy Corp.(b)	18,353	2,238,515
Edison International	44,087	2,597,606
EDP SA	53,500	180,028
Enel SpA	27,892	226,107
Security	Shares	Value
Electric Utilities (continued)
Entergy Corp.(b)	52,453	$ 4,484,207
Fortum OYJ	24,365	398,989
Iberdrola SA	46,380	748,948
Kansai Electric Power Co., Inc.	29,700	352,480
Korea Electric Power Corp.	17,777	262,355
Manila Electric Co.	29,380	282,377
NextEra Energy, Inc.	21,289	1,509,177
OGE Energy Corp.	29,811	1,370,114
Origin Energy Ltd.	7,090	46,917
PG&E Corp.	52,594	903,565
Pinnacle West Capital Corp.(b)	9,288	884,682
Portland General Electric Co.	30,960	1,380,816
Power Grid Corp. of India Ltd.	353,539	1,196,432
Saudi Electricity Co.	225,279	956,532
Southern Co.(b)	10,670	981,106
SSE PLC	6,051	124,641
Terna - Rete Elettrica Nazionale	4,347	39,285
TXNM Energy, Inc.(b)	24,424	1,306,195
		23,786,879
Electrical Equipment — 1.0%
ABB India Ltd.	6,483	418,405
ABB Ltd., Registered Shares	46,805	2,415,041
Allient, Inc.	11,849	260,441
American Superconductor Corp.(a)	14,933	270,885
AMETEK, Inc.(b)	10,464	1,801,273
Atkore, Inc.(b)	7,302	438,047
Bizlink Holding, Inc.	66,000	1,025,892
Bloom Energy Corp., Class A(a)(b)	50,808	998,885
Contemporary Amperex Technology Co. Ltd., Class A	18,200	635,812
Eaton Corp. PLC(b)	22,651	6,157,221
EnerSys	8,338	763,594
Enovix Corp.(a)(b)	26,445	194,106
GE Vernova T&D India Ltd.	46,364	838,919
GE Vernova, Inc.	3,728	1,138,084
Generac Holdings, Inc.(a)	2,054	260,139
Graphite India Ltd.	98,884	550,501
Hitachi Energy India Ltd.	3,119	458,781
Legrand SA	696	73,709
Mitsubishi Electric Corp.	19,400	357,780
NEXTracker, Inc., Class A(a)	38,261	1,612,318
NuScale Power Corp.(a)(b)	14,655	207,515
nVent Electric PLC	3,586	187,978
Plug Power, Inc.(a)(b)	74,632	100,753
Powell Industries, Inc.(b)	2,945	501,622
Riyadh Cables Group Co.	13,845	468,746
Schneider Electric SE	2,415	557,491
Sensata Technologies Holding PLC	6,877	166,905
Shoals Technologies Group, Inc., Class A(a)	25,695	85,307
Siemens Energy AG(a)	13,949	826,924
Sunrun, Inc.(a)	48,190	282,393
Triveni Turbine Ltd.	43,145	282,399
Vertiv Holdings Co., Class A	6,824	492,693
Vestas Wind Systems A/S(a)	4,558	63,058
Vicor Corp.(a)	7,559	353,610
		25,247,227
Electronic Equipment, Instruments & Components — 1.5%
Advanced Energy Industries, Inc.(b)	3,474	331,107
Amphenol Corp., Class A	71,359	4,680,437
Arlo Technologies, Inc.(a)	18,575	183,335
AUO Corp.	388,000	158,857
Badger Meter, Inc.(b)	9,504	1,808,136
Belden, Inc.	1,398	140,149
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Benchmark Electronics, Inc.(b)	24,958	$ 949,153
BOE Technology Group Co. Ltd., Class A	3,519,700	2,011,390
Chroma ATE, Inc.	206,000	1,800,092
Corning, Inc.	2,823	129,237
Crane NXT Co.(b)	160	8,224
Delta Electronics, Inc.	27,000	298,627
ePlus, Inc.(a)	1,895	115,652
Fabrinet(a)	10,425	2,059,042
FARO Technologies, Inc.(a)	18,562	506,743
Flex Ltd.(a)(b)	43,866	1,451,087
Halma PLC	13,166	441,740
Hon Hai Precision Industry Co. Ltd.	869,000	3,919,874
Insight Enterprises, Inc.(a)(b)	10,450	1,567,395
Itron, Inc.(a)	9,998	1,047,390
Keyence Corp.	1,800	707,778
Keysight Technologies, Inc.(a)	5,581	835,866
Kimball Electronics, Inc.(a)	21,669	356,455
Kyocera Corp.	21,200	239,455
Luxshare Precision Industry Co. Ltd., Class A	104,000	587,318
Methode Electronics, Inc.	37,685	240,430
Mirion Technologies, Inc.(a)	41,904	607,608
Murata Manufacturing Co. Ltd.	25,600	394,879
Novanta, Inc.(a)	1,246	159,326
OSI Systems, Inc.(a)	4,223	820,698
PAR Technology Corp.(a)	3,847	235,975
PC Connection, Inc.	12,927	806,903
Plexus Corp.(a)	11,039	1,414,427
Posiflex Technology, Inc.	30,000	246,609
Primax Electronics Ltd.	584,000	1,470,369
Redington Ltd.	207,184	586,240
Rogers Corp.(a)	2,094	141,408
Sanmina Corp.(a)	15,743	1,199,302
ScanSource, Inc.(a)	12,166	413,766
Simplo Technology Co. Ltd.	68,000	770,612
Sunny Optical Technology Group Co. Ltd.	13,700	126,471
Taiwan Surface Mounting Technology Corp.	187,000	603,918
TE Connectivity PLC	8,209	1,160,096
Tripod Technology Corp.	22,000	131,888
TTM Technologies, Inc.(a)	53,632	1,099,992
Vishay Precision Group, Inc.(a)	2,668	64,272
		39,029,728
Energy Equipment & Services — 0.5%
Archrock, Inc.	51,780	1,358,707
Aris Water Solution, Inc., Class A(b)	8,965	287,239
Borr Drilling Ltd.(b)	65,988	144,514
Bristow Group, Inc.(a)	5,817	183,701
ChampionX Corp.	47,266	1,408,527
Expro Group Holdings NV(a)	6,562	65,226
Flowco Holdings, Inc., Class A, Class A(a)	11,262	288,870
Halliburton Co.	48,633	1,233,819
Helix Energy Solutions Group, Inc.(a)	59,615	495,401
Kodiak Gas Services, Inc.	5,165	192,655
Liberty Energy, Inc., Class A(b)	42,129	666,902
Natural Gas Services Group, Inc.(a)	3,304	72,589
Noble Corp. PLC	12,252	290,372
NOV, Inc.	46,631	709,724
Oceaneering International, Inc.(a)	42,720	931,723
Oil States International, Inc.(a)	112,640	580,096
Patterson-UTI Energy, Inc.	115,359	948,251
ProPetro Holding Corp.(a)	70,273	516,507
RPC, Inc.(b)	60,830	334,565
Security	Shares	Value
Energy Equipment & Services (continued)
Seadrill Ltd.(a)	14,856	$ 371,400
Smart Sand, Inc.	600	1,554
Solaris Energy Infrastructure, Inc.(b)	3,964	86,257
TechnipFMC PLC	3,521	111,580
Tidewater, Inc.(a)	15,863	670,529
Transocean Ltd.(a)(b)	449,395	1,424,582
Valaris Ltd.(a)	13,336	523,571
		13,898,861
Entertainment — 0.8%
AMC Entertainment Holdings, Inc., Class A(a)	32,161	92,302
Cinemark Holdings, Inc.(b)	24,962	621,304
Eros Media World PLC(a)	1,711	3
Eventbrite, Inc., Class A(a)	18,834	39,740
Gaia, Inc., Class A(a)	4,777	18,391
Kingsoft Corp. Ltd.	7,200	35,065
Liberty Media Corp.-Liberty Formula One, Class A(a)	71	5,784
Liberty Media Corp.-Liberty Live, Class A(a)	3	202
Liberty Media Corp.-Liberty Live, Class C(a)	202	13,764
Lions Gate Entertainment Corp., Class A(a)	12,258	108,483
Lions Gate Entertainment Corp., Class B(a)	32,173	254,810
Marcus Corp.	28,166	470,090
NetEase, Inc.	150,955	3,101,010
Netflix, Inc.(a)(b)	8,626	8,044,004
Nintendo Co. Ltd.	4,700	319,495
Playtika Holding Corp.	80	414
PVR Inox Ltd.(a)	32,200	342,193
ROBLOX Corp., Class A(a)	12,036	701,578
Roku, Inc.(a)	7,640	538,162
Sea Ltd., ADR(a)(b)	12,081	1,576,450
Sphere Entertainment Co., Class A(a)	3,648	119,363
Spotify Technology SA(a)	3,131	1,722,144
Walt Disney Co.	25,902	2,556,527
		20,681,278
Financial Services — 2.0%
Adyen NV(a)(c)	227	347,945
Alerus Financial Corp.	15,155	279,761
Banco Latinoamericano de Comercio Exterior SA	15,441	565,141
Berkshire Hathaway, Inc., Class B(a)	20,157	10,735,215
Block, Inc.(a)	2,431	132,076
Burford Capital Ltd.	12,661	167,252
Enact Holdings, Inc.	11,145	387,289
Essent Group Ltd.	48,153	2,779,391
Eurazeo SE	970	71,835
Euronet Worldwide, Inc.(a)	4,390	469,072
EVERTEC, Inc.	20,466	752,535
EXOR NV	617	56,032
FirstRand Ltd.	526,515	2,069,108
Fiserv, Inc.(a)	375	82,811
Flywire Corp.(a)	16,415	155,943
Groupe Bruxelles Lambert NV	7,561	564,191
HA Sustainable Infrastructure Capital, Inc.(b)	5,402	157,954
International Money Express, Inc.(a)	16,903	213,316
Investor AB, Class B	48,324	1,441,219
LIC Housing Finance Ltd.	132,879	872,077
M&G PLC	13,903	35,813
Mastercard, Inc., Class A	10,677	5,852,277
Mr. Cooper Group, Inc.(a)(b)	8,034	960,866
NCR Atleos Corp.(a)	10,484	276,568
NewtekOne, Inc.(b)	5,257	62,874
NMI Holdings, Inc.(a)	35,308	1,272,853
ORIX Corp.	16,800	350,766

Schedule of Investments (unaudited)(continued)
March 31, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Services (continued)
Pagseguro Digital Ltd., Class A(a)	76,791	$ 585,915
PayPal Holdings, Inc.(a)	5,263	343,411
Radian Group, Inc.	18,501	611,828
Remitly Global, Inc.(a)	62,079	1,291,243
Repay Holdings Corp.(a)(b)	12,820	71,407
Sofina SA	1,313	336,258
StoneCo Ltd., Class A(a)	71,866	753,156
UWM Holdings Corp.(b)	294	1,605
Velocity Financial, Inc.(a)	16,274	304,487
Visa, Inc., Class A	40,002	14,019,101
Walker & Dunlop, Inc.(b)	2,392	204,181
Waterstone Financial, Inc.	12,321	165,717
Yuanta Financial Holding Co. Ltd.	602,000	616,996
		50,417,485
Food Products — 0.7%
Adani Wilmar Ltd.(a)	291,082	874,721
Almarai Co. JSC	33,529	495,308
AVI Ltd.	145,152	703,216
BRF SA	23,789	82,042
Cal-Maine Foods, Inc.(b)	13,324	1,211,152
China Feihe Ltd.(c)	305,000	230,141
China Mengniu Dairy Co. Ltd.	222,000	548,323
Chocoladefabriken Lindt & Spruengli AG	6	81,117
Chocoladefabriken Lindt & Spruengli AG, Class N, Registered Shares	1	131,226
Danone SA	5,452	416,997
Darling Ingredients, Inc.(a)	14,440	451,106
Fresh Del Monte Produce, Inc.	9,392	289,555
Freshpet, Inc.(a)	5,368	446,456
Hain Celestial Group, Inc.(a)	23,029	95,570
Henan Shuanghui Investment & Development Co. Ltd., Class A	23,500	87,253
Hershey Co.(b)	1,360	232,601
Ingredion, Inc.(b)	14,367	1,942,562
JBS S/A	96,231	693,260
John B Sanfilippo & Son, Inc.	7,006	496,445
Kellanova	2,221	183,210
Kerry Group PLC, Class A	317	33,195
Lancaster Colony Corp.	7,667	1,341,725
Mission Produce, Inc.(a)	20,345	213,216
Nestle SA, Registered Shares	6,214	627,966
Seaboard Corp.	1	2,697
Simply Good Foods Co.(a)	10,998	379,321
SunOpta, Inc.(a)	28,899	140,449
Thai Union Group PCL, NVDR	2,545,000	820,084
Tingyi Cayman Islands Holding Corp.	428,000	718,552
Tyson Foods, Inc., Class A	19,284	1,230,512
Uni-President China Holdings Ltd.	1,163,000	1,338,690
Uni-President Enterprises Corp.	617,000	1,504,609
Utz Brands, Inc.	18,803	264,746
Vital Farms, Inc.(a)	14,319	436,300
		18,744,323
Gas Utilities — 0.3%
Brookfield Infrastructure Corp., Class A	37,821	1,368,569
ENN Energy Holdings Ltd.	103,300	853,803
Gujarat State Petronet Ltd.	8,794	29,794
National Fuel Gas Co.	2,719	215,318
New Jersey Resources Corp.	59,146	2,901,703
ONE Gas, Inc.	28,216	2,132,847
Security	Shares	Value
Gas Utilities (continued)
Southwest Gas Holdings, Inc.	13,535	$ 971,813
UGI Corp.(b)	9,275	306,724
		8,780,571
Ground Transportation — 0.2%
ArcBest Corp.(b)	5,301	374,145
Covenant Logistics Group, Inc.	18,162	403,196
CSX Corp.	2,825	83,140
Knight-Swift Transportation Holdings, Inc.	15,368	668,354
Lyft, Inc., Class A(a)(b)	47,136	559,504
RXO, Inc.(a)	7,250	138,475
Saia, Inc.(a)	752	262,771
Schneider National, Inc., Class B	178	4,067
TFI International, Inc.	869	67,283
Uber Technologies, Inc.(a)	36,016	2,624,126
Union Pacific Corp.	4,082	964,332
XPO, Inc.(a)	727	78,211
		6,227,604
Health Care Equipment & Supplies — 1.6%
Abbott Laboratories(b)	27,276	3,618,161
Accuray, Inc.(a)(b)	55,619	99,558
Alcon AG	2,435	231,045
Align Technology, Inc.(a)	2,129	338,213
Alphatec Holdings, Inc.(a)	21,099	213,944
AngioDynamics, Inc.(a)	31,109	292,114
AtriCure, Inc.(a)	15,496	499,901
Axogen, Inc.(a)	8,005	148,093
Becton Dickinson & Co.	1,318	301,901
Beta Bionics, Inc.(a)	14,396	176,207
Boston Scientific Corp.(a)	64,679	6,524,818
Cerus Corp.(a)	24,249	33,706
Cochlear Ltd.	1,815	299,128
CONMED Corp.(b)	4,000	241,560
Dexcom, Inc.(a)	11,319	772,975
Edwards Lifesciences Corp.(a)(b)	20,087	1,455,906
Embecta Corp.	6,147	78,374
Envista Holdings Corp.(a)	22,381	386,296
Glaukos Corp.(a)	8,328	819,642
Haemonetics Corp.(a)	12,453	791,388
Hoya Corp.	2,300	259,574
ICU Medical, Inc.(a)	4,403	611,401
IDEXX Laboratories, Inc.(a)	911	382,574
Inspire Medical Systems, Inc.(a)	1,962	312,507
Insulet Corp.(a)	862	226,370
Intuitive Surgical, Inc.(a)	6,125	3,033,529
iRadimed Corp.	10,786	566,049
iRhythm Technologies, Inc.(a)	7,860	822,785
Lantheus Holdings, Inc.(a)(b)	14,566	1,421,642
LeMaitre Vascular, Inc.(b)	10,665	894,793
LivaNova PLC(a)	17,355	681,704
Medtronic PLC(b)	53,963	4,849,115
Merit Medical Systems, Inc.(a)	15,775	1,667,575
Nemaura Medical, Inc.(a)	2,006	—
Nevro Corp.(a)	20,264	118,342
Novocure Ltd.(a)	42,933	765,066
Omnicell, Inc.(a)	15,056	526,358
OraSure Technologies, Inc.(a)(b)	22,437	75,613
Orthofix Medical, Inc.(a)	7,765	126,647
OrthoPediatrics Corp.(a)	5,034	123,987
Paragon 28, Inc.(a)	6,028	78,726
Penumbra, Inc.(a)	314	83,967
PROCEPT BioRobotics Corp.(a)	9,061	527,894
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Pulmonx Corp.(a)	5,803	$ 39,054
ResMed, Inc.	3,344	748,554
RxSight, Inc.(a)	16,192	408,848
SI-BONE, Inc.(a)	23,500	329,705
Smith & Nephew PLC	2,971	41,780
STAAR Surgical Co.(a)	16,056	283,067
STERIS PLC(b)	5,065	1,147,982
Stryker Corp.(b)	4,697	1,748,458
Surmodics, Inc.(a)	3,411	104,138
Tactile Systems Technology, Inc.(a)	8,578	113,401
Tandem Diabetes Care, Inc.(a)	19,071	365,400
Teleflex, Inc.	924	127,688
Terumo Corp.	10,000	188,160
TransMedics Group, Inc.(a)	8,278	556,944
Treace Medical Concepts, Inc.(a)	8,256	69,268
UFP Technologies, Inc.(a)	1,034	208,568
Varex Imaging Corp.(a)	28,673	332,607
		42,292,770
Health Care Providers & Services — 2.6%
Acadia Healthcare Co., Inc.(a)(b)	8,719	264,360
Accolade, Inc.(a)	21,683	151,347
AdaptHealth Corp.(a)	27,803	301,385
Addus HomeCare Corp.(a)	4,336	428,787
agilon health, Inc.(a)	81,060	350,990
Al Hammadi Holding	83,517	922,304
Alignment Healthcare, Inc.(a)	50,488	940,087
Amedisys, Inc.(a)	105	9,726
AMN Healthcare Services, Inc.(a)	7,880	192,745
Apollo Hospitals Enterprise Ltd.	6,643	513,063
Ardent Health Partners, Inc.(a)	6,667	91,671
Astrana Health, Inc.(a)(b)	2,413	74,827
Aveanna Healthcare Holdings, Inc.(a)	19,990	108,346
Brookdale Senior Living, Inc.(a)	45,517	284,936
Cardinal Health, Inc.	9,250	1,274,372
Castle Biosciences, Inc.(a)	16,778	335,896
Centene Corp.(a)	61,367	3,725,591
Centogene NV(a)	910	137
Cigna Group(b)	7,963	2,619,827
Clover Health Investments Corp.(a)(b)	31,950	114,701
Concentra Group Holdings Parent, Inc.	22,281	483,498
CorVel Corp.(a)	10,608	1,187,778
Cross Country Healthcare, Inc.(a)	8,040	119,716
CVS Health Corp.	15,914	1,078,173
Dr. Lal PathLabs Ltd.(c)	40,212	1,162,267
Dr. Sulaiman Al Habib Medical Services Group Co.	1,850	137,402
Elevance Health, Inc.	6,114	2,659,345
Encompass Health Corp.	44,113	4,467,765
Enhabit, Inc.(a)	12,350	108,557
Ensign Group, Inc.	16,955	2,193,977
Fleury SA	122,424	251,007
Fortis Healthcare Ltd.	192,885	1,568,769
Fulgent Genetics, Inc.(a)	10,864	183,602
GeneDx Holdings Corp.(a)	1,745	154,546
Guardant Health, Inc.(a)	33,736	1,437,154
HCA Healthcare, Inc.(b)	13,318	4,602,035
HealthEquity, Inc.(a)(b)	18,390	1,625,124
Hims & Hers Health, Inc.(a)	48,844	1,443,340
Humana, Inc.	1,198	316,991
KPJ Healthcare Bhd	1,463,800	880,595
Labcorp Holdings, Inc.	533	124,050
Life Healthcare Group Holdings Ltd.	944,772	712,637
Security	Shares	Value
Health Care Providers & Services (continued)
LifeStance Health Group, Inc.(a)	56,886	$ 378,861
McKesson Corp.(b)	2,073	1,395,108
Molina Healthcare, Inc.(a)	2,966	976,971
Nano-X Imaging Ltd.(a)(b)	17,571	87,767
National HealthCare Corp.(b)	4,111	381,501
NeoGenomics, Inc.(a)(b)	31,930	303,016
Option Care Health, Inc.(a)	27,823	972,414
Owens & Minor, Inc.(a)	14,279	128,939
PACS Group, Inc.(a)	4,764	53,547
Pediatrix Medical Group, Inc.(a)	19,960	289,220
Pennant Group, Inc.(a)	15,183	381,852
Premier, Inc., Class A(b)	386	7,442
Privia Health Group, Inc.(a)	64,151	1,440,190
Progyny, Inc.(a)	29,525	659,588
RadNet, Inc.(a)	23,239	1,155,443
Select Medical Holdings Corp.(b)	70,794	1,182,260
Sonic Healthcare Ltd.	3,918	63,616
Surgery Partners, Inc.(a)	18,360	436,050
Tenet Healthcare Corp.(a)	11,119	1,495,505
U.S. Physical Therapy, Inc.	2,798	202,463
UnitedHealth Group, Inc.(b)	24,961	13,073,324
Universal Health Services, Inc., Class B	14,497	2,723,986
Viemed Healthcare, Inc.(a)	23,929	174,203
		67,566,692
Health Care REITs — 0.2%
American Healthcare REIT, Inc.(b)	3,193	96,748
CareTrust REIT, Inc.	56,770	1,622,487
Community Healthcare Trust, Inc.	6,209	112,755
National Health Investors, Inc.	3,262	240,931
Sabra Health Care REIT, Inc.(b)	78,489	1,371,203
Universal Health Realty Income Trust(b)	4,534	185,713
Ventas, Inc.(b)	35,935	2,470,890
		6,100,727
Health Care Technology — 0.2%
Certara, Inc.(a)	381	3,772
Doximity, Inc., Class A(a)	9,710	563,471
Evolent Health, Inc., Class A(a)	26,980	255,501
Health Catalyst, Inc.(a)	37,093	168,031
HealthStream, Inc.	11,085	356,715
Phreesia, Inc.(a)	31,116	795,325
Pro Medicus Ltd.	1,597	202,141
Schrodinger, Inc./United States(a)(b)	16,291	321,585
Teladoc Health, Inc.(a)	57,194	455,264
TruBridge, Inc.(a)	1,986	54,655
Veeva Systems, Inc., Class A(a)	3,768	872,782
Waystar Holding Corp.(a)	18,223	680,811
		4,730,053
Hotel & Resort REITs — 0.2%
Apple Hospitality REIT, Inc.(b)	36,430	470,311
Braemar Hotels & Resorts, Inc.(b)	46,460	115,686
Chatham Lodging Trust	79,372	565,923
DiamondRock Hospitality Co.(b)	66,717	515,055
Park Hotels & Resorts, Inc.(b)	55,602	593,830
Pebblebrook Hotel Trust	44,341	449,174
RLJ Lodging Trust(b)	150,043	1,183,839
Ryman Hospitality Properties, Inc.(b)	4,653	425,470
Summit Hotel Properties, Inc.	99,732	539,550
		4,858,838
Hotels, Restaurants & Leisure — 1.7%
Accel Entertainment, Inc.(a)	18,523	183,748

Schedule of Investments (unaudited)(continued)
March 31, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Accor SA	1,032	$ 47,065
Airbnb, Inc., Class A(a)	15,329	1,831,202
Alsea SAB de C.V.	279,829	595,087
Aristocrat Leisure Ltd.	17,831	721,141
Booking Holdings, Inc.	1,527	7,034,752
Brinker International, Inc.(a)(b)	14,846	2,212,796
Caesars Entertainment, Inc.(a)	3,069	76,725
Century Casinos, Inc.(a)	2,761	4,666
Chipotle Mexican Grill, Inc.(a)(b)	30,961	1,554,552
Compass Group PLC	4,090	135,282
Cracker Barrel Old Country Store, Inc.(b)	4,718	183,153
Despegar.com Corp.(a)	15,225	286,078
Domino’s Pizza, Inc.(b)	462	212,266
DoorDash, Inc., Class A(a)	15,542	2,840,611
DraftKings, Inc., Class A(a)	2,610	86,678
Dutch Bros, Inc., Class A(a)	2,654	163,858
El Pollo Loco Holdings, Inc.(a)	10,958	112,867
Entain PLC	4,110	31,053
Everi Holdings, Inc.(a)	20,107	274,863
FDJ UNITED(c)	439	13,814
Flutter Entertainment PLC(a)	923	204,491
H World Group Ltd., ADR	2,938	108,735
Indian Hotels Co. Ltd.	86,982	797,051
InterContinental Hotels Group PLC	794	85,490
International Game Technology PLC	4,261	69,284
Kangwon Land, Inc.(a)	20,970	238,478
Life Time Group Holdings, Inc.(a)	37,512	1,132,862
Lindblad Expeditions Holdings, Inc.(a)	13,311	123,393
Marriott Vacations Worldwide Corp.	295	18,951
McDonald’s Corp.	8,142	2,543,316
Meituan, Class B(a)(c)	384,360	7,734,271
Minor International PCL, NVDR	238,500	185,985
Monarch Casino & Resort, Inc.	2,759	214,512
Norwegian Cruise Line Holdings Ltd.(a)	4,392	83,272
OPAP SA	45,231	898,553
Planet Fitness, Inc., Class A(a)	939	90,717
PlayAGS, Inc.(a)	21,520	260,607
Potbelly Corp.(a)	9,880	93,959
Rush Street Interactive, Inc.(a)	36,011	386,038
Shake Shack, Inc., Class A(a)	13,288	1,171,603
Six Flags Entertainment Corp.	10,967	391,193
Super Group SGHC Ltd.	22,278	143,470
Sweetgreen, Inc., Class A(a)(b)	13,678	342,224
Texas Roadhouse, Inc.	10,947	1,824,099
Travel & Leisure Co.(b)	4,878	225,803
Trip.com Group Ltd.	43,046	2,736,296
Viking Holdings Ltd.(a)(b)	7,812	310,527
Whitbread PLC	3,035	96,683
Wingstop, Inc.(b)	3,113	702,230
Wyndham Hotels & Resorts, Inc.	8,958	810,789
Yum China Holdings, Inc.	11,238	585,050
		43,212,189
Household Durables — 1.2%
Arcelik A/S, Class A(a)(b)	235,845	851,492
Barratt Redrow PLC	4,136	22,752
Beazer Homes USA, Inc.(a)	18,933	386,044
Berkeley Group Holdings PLC	684	31,835
Century Communities, Inc.	22,047	1,479,354
Champion Homes, Inc.(a)(b)	11,903	1,127,928
D.R. Horton, Inc.	13,474	1,712,950
Ethan Allen Interiors, Inc.	7,361	203,900
Security	Shares	Value
Household Durables (continued)
Garmin Ltd.	4,656	$ 1,010,957
GoPro, Inc., Class A(a)	18,252	12,099
Green Brick Partners, Inc.(a)	3,578	208,633
Haier Smart Home Co. Ltd., Class A	128,700	484,955
Haier Smart Home Co. Ltd., Class H	305,600	985,106
Hovnanian Enterprises, Inc., Class A(a)	524	54,868
Installed Building Products, Inc.(b)	3,870	663,550
KB Home	4,837	281,126
Lennar Corp., Class A	11,374	1,305,508
Lennar Corp., Class B	47	5,126
LGI Homes, Inc.(a)	7,023	466,819
Lovesac Co.(a)	6,009	109,244
M/I Homes, Inc.(a)	20,863	2,382,137
Meritage Homes Corp.	10,014	709,792
Midea Group Co. Ltd., Class A	72,300	781,487
Mohawk Industries, Inc.(a)	1,228	140,213
Newell Brands, Inc.(b)	48,226	299,001
NVR, Inc.(a)	164	1,188,080
Panasonic Holdings Corp.	116,300	1,387,401
PulteGroup, Inc.	10,686	1,098,521
Sekisui House Ltd.	38,000	850,521
Sonos, Inc.(a)	16,714	178,338
Sony Group Corp.	143,800	3,638,570
Taylor Morrison Home Corp.(a)	67,017	4,023,701
Taylor Wimpey PLC	12,447	17,488
Toll Brothers, Inc.	7,861	830,043
TopBuild Corp.(a)	453	138,142
Tri Pointe Homes, Inc.(a)	35,182	1,123,009
Universal Electronics, Inc.(a)	2,805	17,167
		30,207,857
Household Products — 0.4%
Central Garden & Pet Co.(a)	2,072	75,959
Central Garden & Pet Co., Class A(a)	20,222	661,866
Colgate-Palmolive Co.(b)	49,284	4,617,911
Energizer Holdings, Inc.(b)	9,780	292,618
Essity AB, Class B	26,354	748,749
Henkel AG & Co. KGaA	5,821	419,379
Procter & Gamble Co.	15,458	2,634,352
Reckitt Benckiser Group PLC	1,902	128,614
Reynolds Consumer Products, Inc.	178	4,247
Spectrum Brands Holdings, Inc.	131	9,373
WD-40 Co.(b)	4,850	1,183,400
		10,776,468
Independent Power and Renewable Electricity Producers — 0.1%
ACWA Power Co.	2,475	225,015
Brookfield Renewable Corp.	418	11,671
Capital Power Corp.	2,082	69,200
China Yangtze Power Co. Ltd., Class A	8,800	33,684
Clearway Energy, Inc., Class A	13,469	383,328
Drax Group PLC	6,544	49,493
PTC India Ltd.	338,948	645,321
RWE AG	10,288	367,328
		1,785,040
Industrial Conglomerates — 0.4%
Astra International Tbk PT	8,178,600	2,420,453
Brookfield Business Corp., Class A	7,243	192,809
CITIC Ltd.	428,000	528,259
CJ Corp.	6,726	534,992
Hanwha Corp.	15,306	428,855
Hitachi Ltd.	38,500	903,957
Honeywell International, Inc.	12,656	2,679,908
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Industrial Conglomerates (continued)
KOC Holding A/S, Class A	90,615	$ 391,030
Siemens AG, Class N, Registered Shares	6,851	1,582,212
SK, Inc.	2,090	185,000
SM Investments Corp.	7,430	102,492
Smiths Group PLC	14,732	369,670
		10,319,637
Industrial REITs — 0.2%
Americold Realty Trust, Inc.	31,518	676,376
First Industrial Realty Trust, Inc.	32,883	1,774,367
Goodman Group	23,017	413,077
Industrial Logistics Properties Trust	10	34
Plymouth Industrial REIT, Inc.(b)	45,530	742,139
Segro PLC	7,449	66,623
		3,672,616
Insurance — 2.3%
Admiral Group PLC	2,550	94,146
Ageas SA/NV	4,938	296,000
AIA Group Ltd.	31,000	234,666
Allianz SE, Registered Shares	4,394	1,681,626
Allstate Corp.(b)	12,160	2,517,971
Ambac Financial Group, Inc.(a)	29,732	260,155
American Financial Group, Inc.	729	95,747
AMERISAFE, Inc.(b)	8,141	427,810
Aon PLC, Class A(b)	3,135	1,251,147
Assured Guaranty Ltd.	192	16,915
Aviva PLC	21,240	153,079
AXA SA	19,834	847,422
Beazley PLC	7,104	85,559
Brighthouse Financial, Inc.(a)	440	25,516
Cathay Financial Holding Co. Ltd.	435,325	812,332
China Life Insurance Co. Ltd., Class H	1,394,000	2,694,579
China Pacific Insurance Group Co. Ltd., Class A	127,700	565,772
China Pacific Insurance Group Co. Ltd., Class H	455,600	1,435,375
CNA Financial Corp.	88	4,470
CNO Financial Group, Inc.	39,674	1,652,422
Crawford & Co., Class A	28,480	325,242
Dai-ichi Life Holdings, Inc.	23,600	180,198
Discovery Ltd.	31,498	342,724
Donegal Group, Inc., Class A	22,807	447,701
eHealth, Inc.(a)	10,007	66,847
Enstar Group Ltd.(a)	1,933	642,491
FedNat Holding Co.(a)(d)	4,457	—
First American Financial Corp.	924	60,642
Fubon Financial Holding Co. Ltd.	616,750	1,603,720
Genworth Financial, Inc.(a)	14,058	99,671
Gjensidige Forsikring ASA	9,066	208,366
Globe Life, Inc.(b)	16,138	2,125,697
Goosehead Insurance, Inc., Class A(b)	1,927	227,502
Great-West Lifeco, Inc.	5,095	199,615
Hamilton Insurance Group Ltd., Class B(a)	8,838	183,212
Hanover Insurance Group, Inc.	8,730	1,518,583
Hartford Financial Services Group, Inc.	14,651	1,812,768
HCI Group, Inc.	1,840	274,583
Hyundai Marine & Fire Insurance Co. Ltd.(a)	56,412	840,159
Insurance Australia Group Ltd.	21,408	104,140
Investors Title Co.	265	63,886
Kemper Corp.	206	13,771
Legal & General Group PLC	29,730	93,758
Lemonade, Inc.(a)(b)	8,190	257,412
Life Insurance Corp. of India	30,067	279,895
Mercury General Corp.	7,799	435,964
Security	Shares	Value
Insurance (continued)
MS&AD Insurance Group Holdings, Inc.	19,800	$ 430,607
NN Group NV	22,614	1,258,372
Oscar Health, Inc., Class A(a)(b)	43,215	566,549
Palomar Holdings, Inc.(a)	8,141	1,115,968
People’s Insurance Co. Group of China Ltd., Class A	318,700	299,305
People’s Insurance Co. Group of China Ltd., Class H	1,143,000	592,080
Phoenix Group Holdings PLC	3,457	25,662
PICC Property & Casualty Co. Ltd., Class H	68,000	125,916
Ping An Insurance Group Co. of China Ltd., Class A	368,000	2,616,992
Ping An Insurance Group Co. of China Ltd., Class H	635,500	3,793,268
Power Corp. of Canada	5,068	179,188
Powszechny Zaklad Ubezpieczen SA	104,241	1,514,496
Primerica, Inc.	551	156,776
Progressive Corp.	8,664	2,451,999
Prudential PLC	60,107	648,615
QBE Insurance Group Ltd.	22,413	309,684
Reinsurance Group of America, Inc.	950	187,055
RLI Corp.	8	643
Root, Inc., Class A(a)	1,587	211,769
Sampo OYJ, A Shares	7,666	73,465
Samsung Fire & Marine Insurance Co. Ltd.	1,176	287,002
Sanlam Ltd.	225,075	1,015,814
SBI Life Insurance Co. Ltd.(c)	3,528	63,637
Selective Insurance Group, Inc.	12,559	1,149,651
Selectquote, Inc.(a)	11,528	38,504
Stewart Information Services Corp.(b)	17,669	1,260,683
Tiptree, Inc.	21,242	511,720
Tokio Marine Holdings, Inc.	17,700	688,580
Travelers Cos., Inc.	21,282	5,628,238
United Fire Group, Inc.	7,901	232,763
Universal Insurance Holdings, Inc.	17,942	425,225
Unum Group(b)	7,135	581,217
W.R. Berkley Corp.	5,243	373,092
White Mountains Insurance Group Ltd.	10	19,258
Zurich Insurance Group AG	2,893	2,019,337
		58,414,386
Interactive Media & Services — 4.1%
Alphabet, Inc., Class A	136,507	21,109,442
Alphabet, Inc., Class C	102,798	16,060,132
Auto Trader Group PLC(c)	9,584	92,673
Baidu, Inc., Class A(a)	158,610	1,830,700
Bilibili, Inc., Class Z(a)	24,800	475,586
Cargurus, Inc.(a)	15,629	455,273
Cars.com, Inc.(a)	18,014	203,018
EverQuote, Inc., Class A(a)	25,822	676,278
fuboTV, Inc.(a)	69,511	202,972
Grindr, Inc.(a)	40,245	720,385
Kuaishou Technology(a)(c)	93,200	653,571
LY Corp.	201,500	682,311
MediaAlpha, Inc., Class A(a)	24,284	224,384
Meta Platforms, Inc., Class A	45,352	26,139,079
NAVER Corp.	15,150	1,979,858
Nextdoor Holdings, Inc.(a)	32,479	49,693
Pinterest, Inc., Class A(a)	19,870	615,970
QuinStreet, Inc.(a)	37,481	668,661
REA Group Ltd.	1,609	223,240
Reddit, Inc., Class A(a)	533	55,912
Rightmove PLC	12,489	111,191
Shutterstock, Inc.(b)	16,951	315,797
Tencent Holdings Ltd.	484,200	30,938,396
TripAdvisor, Inc.(a)	341	4,832
TrueCar, Inc.(a)	11,885	18,778

Schedule of Investments (unaudited)(continued)
March 31, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Interactive Media & Services (continued)
Vimeo, Inc.(a)	31,515	$ 165,769
Yelp, Inc.(a)	32,268	1,194,884
ZipRecruiter, Inc., Class A(a)	50,756	298,953
ZoomInfo Technologies, Inc., Class A(a)	8,698	86,980
		106,254,718
IT Services — 1.2%
Accenture PLC, Class A	18,988	5,925,016
Applied Digital Corp.(a)(b)	31,704	178,176
ASGN, Inc.(a)	9,766	615,453
Backblaze, Inc., Class A(a)	3,146	15,195
Capgemini SE	850	127,719
Cloudflare, Inc., Class A(a)	470	52,964
Couchbase, Inc.(a)	8,149	128,347
DigitalOcean Holdings, Inc.(a)(b)	10,578	353,199
DXC Technology Co.(a)	4,138	70,553
Fastly, Inc., Class A(a)	46,869	296,681
Fujitsu Ltd.	10,500	208,959
Gartner, Inc.(a)	1,648	691,732
GoDaddy, Inc., Class A(a)	3,313	596,804
Grid Dynamics Holdings, Inc.(a)	14,805	231,698
Hackett Group, Inc.	18,633	544,456
HCL Technologies Ltd.	86,566	1,603,663
Infosys Ltd.	280,388	5,137,703
Infosys Ltd., ADR(b)	126,438	2,307,493
International Business Machines Corp.	7,702	1,915,179
LTIMindtree Ltd.(c)	781	40,800
MongoDB, Inc., Class A(a)	727	127,516
NEC Corp.	52,000	1,107,638
Nomura Research Institute Ltd.	8,900	289,716
Obic Co. Ltd.	10,500	302,747
Otsuka Corp.	17,500	378,900
Snowflake, Inc., Class A(a)	2,493	364,377
Tata Consultancy Services Ltd.	92,392	3,886,613
Twilio, Inc., Class A(a)	950	93,015
Unisys Corp.(a)	35,720	163,955
VeriSign, Inc.(a)	5,967	1,514,842
Wipro Ltd.	483,596	1,474,987
Wipro Ltd., ADR(b)	210,049	642,750
Wix.com Ltd.(a)	2,088	341,137
		31,729,983
Leisure Products — 0.1%
Fusheng Precision Co. Ltd.	10,000	105,485
Hasbro, Inc.	20,360	1,251,937
JAKKS Pacific, Inc.	1,148	28,321
Malibu Boats, Inc., Class A(a)	4,427	135,820
MasterCraft Boat Holdings, Inc.(a)	7,086	122,021
Peloton Interactive, Inc., Class A(a)	99,358	627,943
Topgolf Callaway Brands Corp.(a)	26,656	175,663
YETI Holdings, Inc.(a)	13,071	432,650
		2,879,840
Life Sciences Tools & Services — 0.4%
10X Genomics, Inc., Class A(a)	15,828	138,178
AbCellera Biologics, Inc.(a)	18,257	40,713
Adaptive Biotechnologies Corp.(a)	49,467	367,540
Agilent Technologies, Inc.	3,348	391,649
Azenta, Inc.(a)(b)	230	7,967
Bruker Corp.(b)	7,566	315,805
Codexis, Inc.(a)	26,545	71,406
CryoPort, Inc.(a)	18,920	115,034
Cytek Biosciences, Inc.(a)	29,074	116,587
Danaher Corp.	11,998	2,459,590
Security	Shares	Value
Life Sciences Tools & Services (continued)
Divi’s Laboratories Ltd.	4,480	$ 301,879
Eurofins Scientific SE	756	40,327
ICON PLC(a)(b)	1,425	249,361
Illumina, Inc.(a)	1,543	122,422
IQVIA Holdings, Inc.(a)	435	76,690
Lonza Group AG, Registered Shares	467	288,498
Medpace Holdings, Inc.(a)	1,180	359,534
Mettler-Toledo International, Inc.(a)	381	449,927
Nautilus Biotechnology, Inc.(a)	2,915	2,510
OmniAb, Inc., 12.50 Earnout Shares(d)	161	—
OmniAb, Inc., 15.00 Earnout Shares(d)	161	—
Personalis, Inc.(a)	16,677	58,536
QIAGEN NV	10,163	408,044
Quanterix Corp.(a)	8,950	58,264
Samsung Biologics Co. Ltd.(a)(c)	693	480,949
Sartorius Stedim Biotech	167	33,086
Seer, Inc.(a)	6,637	11,217
Sotera Health Co.(a)	324	3,778
Thermo Fisher Scientific, Inc.	6,901	3,433,938
West Pharmaceutical Services, Inc.(b)	1,119	250,522
Wuxi Biologics Cayman, Inc.(a)(c)	91,500	320,016
		10,973,967
Machinery — 1.7%
Alamo Group, Inc.	2,982	531,422
Alfa Laval AB	23,336	1,000,534
Alstom SA(a)	1,002	22,195
Amada Co. Ltd.(b)	6,500	63,307
Astec Industries, Inc.	5,594	192,713
Atlas Copco AB, Class A	29,137	465,418
Atlas Copco AB, Class B	24,174	339,938
Atmus Filtration Technologies, Inc.	33,612	1,234,569
Blue Bird Corp.(a)	8,248	266,988
Caterpillar, Inc.	8,735	2,880,803
Chart Industries, Inc.(a)	8,861	1,279,174
Commercial Vehicle Group, Inc.(a)	3,113	3,580
Crane Co.	4,464	683,795
Cummins, Inc.	3,781	1,185,117
Douglas Dynamics, Inc.	7,124	165,491
Dover Corp.	2,873	504,729
Energy Recovery, Inc.(a)	26,473	420,656
Enpro, Inc.	1,628	263,394
ESCO Technologies, Inc.	4,024	640,299
Federal Signal Corp.	15,284	1,124,138
Flowserve Corp.	58,112	2,838,190
Franklin Electric Co., Inc.	5,662	531,549
GEA Group AG	1,369	83,220
Gencor Industries, Inc.(a)	4,028	48,980
Graham Corp.(a)	1,697	48,908
Greenbrier Cos., Inc.(b)	8,695	445,358
HD Hyundai Infracore Co. Ltd.	33,452	192,832
Hurco Cos., Inc.	1,472	22,831
Hyundai Heavy Industries Co. Ltd.	1,152	220,309
Illinois Tool Works, Inc.(b)	6,748	1,673,571
ITT, Inc.(b)	10,859	1,402,548
JBT Marel Corp.	5,135	627,497
Kadant, Inc.(b)	2,615	881,020
Kennametal, Inc.(b)	4,273	91,015
Korea Shipbuilding & Offshore Engineering Co. Ltd.	4,380	603,144
Kubota Corp.	28,200	348,479
Manitowoc Co., Inc.(a)	59,366	509,954
Mitsubishi Heavy Industries Ltd.	17,800	305,690
Mueller Industries, Inc.(b)	27,963	2,129,103
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Mueller Water Products, Inc., Class A	69,604	$ 1,769,334
Oshkosh Corp.	1,253	117,882
Parker-Hannifin Corp.	9,331	5,671,848
Pentair PLC	26,049	2,278,766
Proto Labs, Inc.(a)	6,284	220,191
REV Group, Inc.(b)	9,356	295,650
Schindler Holding AG	176	55,160
Shyft Group, Inc.(b)	23,703	191,757
Sinotruk Hong Kong Ltd.	73,500	199,635
SMC Corp.	200	71,569
SPX Technologies, Inc.(a)	15,315	1,972,266
Tennant Co.(b)	6,871	547,962
Titan International, Inc.(a)	8,319	69,796
Trelleborg AB, Class B	4,280	159,180
Trinity Industries, Inc.(b)	18,580	521,355
Wabash National Corp.	10,806	119,406
Wartsila OYJ Abp	8,341	148,832
Watts Water Technologies, Inc., Class A	9,587	1,954,981
Weichai Power Co. Ltd., Class A	87,700	198,623
Weir Group PLC	5,384	162,647
Westinghouse Air Brake Technologies Corp.	3,990	723,586
Worthington Enterprises, Inc.	8,402	420,856
		44,143,740
Marine Transportation — 0.1%
AP Moller - Maersk A/S, Class B(b)	160	278,469
Genco Shipping & Trading Ltd.(b)	31,945	426,785
HMM Co. Ltd.	22,051	294,462
Matson, Inc.	9,661	1,238,250
Nippon Yusen KK	2,900	95,839
Pan Ocean Co. Ltd.	356,860	822,867
		3,156,672
Media — 0.4%
AMC Networks, Inc., Class A(a)	9,795	67,390
Cable One, Inc.(b)	1,837	488,219
Comcast Corp., Class A(b)	123,768	4,567,039
comScore, Inc.(a)	803	5,517
Cumulus Media, Inc., Class A(a)	4,396	1,943
EchoStar Corp., Class A(a)(b)	20,075	513,518
Emerald Holding, Inc.(b)	6,871	27,003
Entravision Communications Corp., Class A	39,662	83,290
EW Scripps Co., Class A(a)	21,089	62,423
Fox Corp., Class A(b)	6,373	360,712
Fox Corp., Class B	5,816	306,561
Gannett Co., Inc.(a)	19,984	57,754
Gray Media, Inc.	32,028	138,361
Informa PLC	11,848	118,799
Integral Ad Science Holding Corp.(a)	17,115	137,947
Interpublic Group of Cos., Inc.	1,113	30,229
John Wiley & Sons, Inc., Class A(b)	3,518	156,762
Liberty Broadband Corp., Class A(a)	56	4,760
Magnite, Inc.(a)(b)	35,931	409,973
New York Times Co., Class A(b)	25,350	1,257,360
News Corp., Class B(b)	394	11,966
Nexstar Media Group, Inc.(b)	546	97,854
Omnicom Group, Inc.(b)	1,848	153,218
Paramount Global, Class A	26	591
Paramount Global, Class B(b)	19,221	229,883
PubMatic, Inc., Class A(a)	11,587	105,905
Sirius XM Holdings, Inc.	4,235	95,478
TechTarget, Inc.(a)	7,455	110,409
TEGNA, Inc.(b)	43,380	790,384
Security	Shares	Value
Media (continued)
Thryv Holdings, Inc.(a)	30,486	$ 390,526
Townsquare Media, Inc., Class A	4,935	40,171
Trade Desk, Inc., Class A(a)	1,830	100,138
Zee Entertainment Enterprises Ltd.	408,032	466,832
		11,388,915
Metals & Mining — 1.7%
Alcoa Corp.	3,061	93,360
Alpha Metallurgical Resources, Inc.(a)(b)	4,336	543,084
Alrosa PJSC(a)(d)	667,929	79
Aneka Tambang Tbk	9,461,300	931,023
Anglo American PLC	9,548	267,615
Anglogold Ashanti PLC	27,498	1,032,182
ArcelorMittal SA(a)	53,192	1,536,534
BHP Group Ltd., Class DI	6,976	169,260
Carpenter Technology Corp.(b)	11,683	2,116,726
Century Aluminum Co.(a)	31,205	579,165
China Hongqiao Group Ltd.	45,000	93,088
Cleveland-Cliffs, Inc.(a)(b)	60,398	496,472
CMOC Group Ltd., Class A	177,300	186,603
CMOC Group Ltd., Class H	537,000	443,891
Coeur Mining, Inc.(a)(b)	142,326	842,570
Commercial Metals Co.(b)	14,120	649,661
Compass Minerals International, Inc.(b)	15,167	140,901
Constellium SE(a)	15,004	151,390
Endeavour Mining PLC	113,164	2,719,302
Freeport-McMoRan, Inc.	48,562	1,838,557
Glencore PLC	32,721	119,763
Godawari Power and Ispat Ltd.	15,950	33,359
Gold Fields Ltd.	40,472	894,176
Harmony Gold Mining Co. Ltd.	26,484	387,850
Hecla Mining Co.	151,515	842,423
Hindalco Industries Ltd.	114,458	908,241
Hindustan Zinc Ltd.	208,751	1,119,830
Hyundai Steel Co.	80,248	1,369,797
i-80 Gold Corp.(a)	56,927	33,120
Jindal Saw Ltd.	339,835	1,066,121
Kaiser Aluminum Corp.	11,429	692,826
Kinross Gold Corp.	11,432	144,027
Materion Corp.	7,635	623,016
MP Materials Corp.(a)	699	17,063
National Aluminium Co. Ltd.	822,896	1,676,211
Newmont Corp.	25,663	1,239,010
Northern Star Resources Ltd.	57,385	662,520
Novagold Resources, Inc.(a)	74,263	216,848
Nucor Corp.(b)	12,492	1,503,287
Olympic Steel, Inc.	15,212	479,482
Piedmont Lithium, Inc.(a)	6,920	43,596
POSCO Holdings, Inc.	2,522	480,967
Radius Recycling, Inc.	19,723	569,600
Ramaco Resources, Inc., Class A(b)	7,126	58,647
Ramaco Resources, Inc., Class B	110	782
Rio Tinto PLC	11,059	663,652
Royal Gold, Inc.(b)	6,893	1,127,074
Ryerson Holding Corp.(b)	17,912	411,259
Saudi Arabian Mining Co.(a)	111,872	1,372,809
Severstal PAO(a)(d)	6,166	1
Sibanye Stillwater Ltd.(a)	929,997	1,060,998
South32 Ltd.	55,833	112,478
Southern Copper Corp.(b)	284	26,543
SSR Mining, Inc.(a)	24,318	243,909
SunCoke Energy, Inc.	35,561	327,161
TA Chen Stainless Pipe	1,056,000	1,574,847

Schedule of Investments (unaudited)(continued)
March 31, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
Tredegar Corp.(a)	18,039	$ 138,900
Vale SA	170,159	1,690,721
Vedanta Ltd.	211,240	1,138,314
Warrior Met Coal, Inc.(b)	8,950	427,094
Welspun Corp. Ltd.	77,452	781,169
Worthington Steel, Inc.(b)	3,590	90,935
Zamil Industrial Investment Co.(a)	38,700	333,925
Zijin Mining Group Co. Ltd., Class H	774,000	1,766,186
		43,302,000
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Claros Mortgage Trust, Inc.(b)	8,954	33,399
Granite Point Mortgage Trust, Inc.	75,089	195,231
KKR Real Estate Finance Trust, Inc.	23,512	253,930
Ladder Capital Corp.	18,485	210,914
Rithm Property Trust, Inc.(b)	10,838	31,105
TPG RE Finance Trust, Inc.	26,422	215,339
		939,918
Multi-Utilities — 0.5%
AGL Energy Ltd.	39,334	259,629
Avista Corp.	25,036	1,048,257
Black Hills Corp.	26,587	1,612,502
CMS Energy Corp.	10,873	816,671
Consolidated Edison, Inc.(b)	11,775	1,302,197
E.ON SE, Class N	144,761	2,185,128
Engie SA	65,239	1,271,235
National Grid PLC	21,384	278,937
NiSource, Inc.	10,665	427,560
Northwestern Energy Group, Inc.	31,469	1,821,111
Power & Water Utility Co. for Jubail & Yanbu	51,807	630,928
Qatar Electricity & Water Co. QSC	55,648	227,157
Veolia Environnement SA	13,851	476,361
		12,357,673
Office REITs — 0.1%
Brandywine Realty Trust(b)	46,461	207,216
COPT Defense Properties(b)	64,063	1,746,998
Creative Media & Community Trust Corp.(b)	607	152
Highwoods Properties, Inc.(b)	352	10,433
Paramount Group, Inc.	168,591	724,941
Piedmont Office Realty Trust, Inc., Class A	103,862	765,463
SL Green Realty Corp.(b)	1,968	113,554
		3,568,757
Oil, Gas & Consumable Fuels — 2.6%
Aker BP ASA	3,185	75,513
Antero Resources Corp.(a)	1,971	79,707
Berry Corp.	11,952	38,366
BP PLC	59,823	335,694
California Resources Corp.	31,441	1,382,461
Canadian Natural Resources Ltd.	29,517	908,247
Cheniere Energy, Inc.(b)	14,254	3,298,375
Chevron Corp.(b)	26,195	4,382,161
China Petroleum & Chemical Corp., Class H	1,929,400	1,017,957
Chord Energy Corp.	7,644	861,632
Civitas Resources, Inc.	19,890	693,962
Clean Energy Fuels Corp.(a)(b)	75,913	117,665
CNX Resources Corp.(a)	11,633	366,207
ConocoPhillips	50,289	5,281,351
Cosan SA	677,491	877,368
Delek U.S. Holdings, Inc.(b)	31,483	474,449
Devon Energy Corp.	82,174	3,073,308
Dorian LPG Ltd.(b)	18,744	418,741
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
DT Midstream, Inc.(a)(b)	3,300	$ 318,384
Encore Energy Corp.(a)	25,769	35,303
Energy Fuels, Inc./Canada(a)(b)	61,121	227,981
Eni SpA	6,377	98,630
EOG Resources, Inc.	8,315	1,066,316
Equinor ASA(b)	10,088	266,411
Exxon Mobil Corp.	39,631	4,713,315
FutureFuel Corp.	25,518	99,520
Golar LNG Ltd.	13,093	497,403
Great Eastern Shipping Co. Ltd.	103,155	1,118,638
Gulfport Energy Corp.(a)	1,150	211,761
HD Hyundai Co. Ltd.	10,311	509,874
Hess Corp.	2,364	377,602
HF Sinclair Corp.(b)	13,093	430,498
International Seaways, Inc.(b)	12,093	401,488
Kinder Morgan, Inc.	2,596	74,064
Kosmos Energy Ltd.(a)	57,524	131,155
Marathon Petroleum Corp.	14,694	2,140,769
Matador Resources Co.	24,212	1,236,991
MOL Hungarian Oil & Gas PLC	2,262	17,838
Motor Oil Hellas Corinth Refineries SA, Class R	2	48
Murphy Oil Corp.(b)	66,211	1,880,392
ONEOK, Inc.	9,885	980,790
ORLEN SA	60,048	1,057,665
Ovintiv, Inc.	24,606	1,053,137
Par Pacific Holdings, Inc.(a)	47,826	681,999
PBF Energy, Inc., Class A(b)	35,205	672,063
PetroChina Co. Ltd., Class H	3,499,700	2,837,408
Petronet LNG Ltd.	188,719	646,402
Phillips 66	1,379	170,279
Plains GP Holdings LP, Class A	35,567	759,711
PTT Exploration & Production PCL, NVDR(b)	405,700	1,397,422
Reliance Industries Ltd.	421,573	6,267,660
Repsol SA	2,419	32,118
REX American Resources Corp.(a)	17,089	642,034
Santos Ltd.	86,181	361,136
Saudi Arabian Oil Co.(c)	43,190	307,675
Scorpio Tankers, Inc.(b)	15,715	590,570
Shell PLC	24,304	884,672
SM Energy Co.(b)	36,045	1,079,548
Targa Resources Corp.	11,847	2,374,968
TotalEnergies SE	7,745	499,033
Uranium Energy Corp.(a)(b)	63,724	304,601
Ur-Energy, Inc.(a)	14,651	9,876
Valero Energy Corp.	5,710	754,120
Williams Cos., Inc.	53,825	3,216,582
		67,119,014
Paper & Forest Products — 0.0%
Dexco SA	26,425	24,913
Louisiana-Pacific Corp.	6,370	585,913
Sappi Ltd.	144,945	287,488
		898,314
Passenger Airlines — 0.3%
Alaska Air Group, Inc.(a)	4,306	211,941
American Airlines Group, Inc.(a)	14,233	150,158
Blade Air Mobility, Inc.(a)(b)	7,204	19,667
China Airlines Ltd.	421,000	287,764
Copa Holdings SA, Class A	142	13,129
Delta Air Lines, Inc.	42,927	1,871,617
easyJet PLC	17,362	99,833
InterGlobe Aviation Ltd.(a)(c)	5,813	346,451
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Passenger Airlines (continued)
JetBlue Airways Corp.(a)	75,706	$ 364,903
Joby Aviation, Inc.(a)(b)	67,509	406,404
Korean Air Lines Co. Ltd.	28,030	408,059
Qantas Airways Ltd.	30,591	174,404
SkyWest, Inc.(a)	18,633	1,627,965
Sun Country Airlines Holdings, Inc.(a)	29,705	365,966
Turk Hava Yollari AO, Class A(a)	23,820	195,086
United Airlines Holdings, Inc.(a)	5,641	389,511
		6,932,858
Personal Care Products — 0.2%
BellRing Brands, Inc.(a)	15,230	1,134,026
Emami Ltd.	88,058	595,095
Hindustan Unilever Ltd.	17,374	458,800
L’Oreal SA	3,546	1,318,022
Natural Health Trends Corp.	3	15
Nature’s Sunshine Products, Inc.(a)	5,765	72,351
Nu Skin Enterprises, Inc., Class A	9,231	67,017
Unilever PLC	10,470	624,714
USANA Health Sciences, Inc.(a)	3,419	92,210
		4,362,250
Pharmaceuticals — 2.6%
Ajanta Pharma Ltd.	23,877	730,998
Amneal Pharmaceuticals, Inc.(a)	39,795	333,482
Amphastar Pharmaceuticals, Inc.(a)	9,184	266,244
Amylyx Pharmaceuticals, Inc.(a)	41,704	147,632
Arvinas, Inc.(a)	23,151	162,520
Astellas Pharma, Inc.	27,700	269,646
AstraZeneca PLC	13,216	1,940,699
Atea Pharmaceuticals, Inc.(a)	70,325	210,272
Axsome Therapeutics, Inc.(a)	10,116	1,179,829
Bristol-Myers Squibb Co.	19,832	1,209,554
China Medical System Holdings Ltd.	834,000	799,607
Cipla Ltd./India	59,153	994,059
Collegium Pharmaceutical, Inc.(a)(b)	11,163	333,216
Corcept Therapeutics, Inc.(a)	31,223	3,566,291
Daiichi Sankyo Co. Ltd.	9,400	223,850
Edgewise Therapeutics, Inc.(a)	19,586	430,892
Elanco Animal Health, Inc.(a)	17,912	188,076
Eli Lilly & Co.	14,006	11,567,695
Enliven Therapeutics, Inc.(a)	8,915	175,447
Esperion Therapeutics, Inc.(a)(b)	36,784	52,969
Evolus, Inc.(a)	13,049	156,980
EyePoint Pharmaceuticals, Inc.(a)(b)	18,914	102,514
Fulcrum Therapeutics, Inc.(a)	19,002	54,726
Genomma Lab Internacional SAB de C.V., Class B	112,777	139,535
GSK PLC	22,287	425,909
Hansoh Pharmaceutical Group Co. Ltd.(c)	124,000	390,270
Harmony Biosciences Holdings, Inc.(a)	16,098	534,293
Harrow, Inc.(a)	7,414	197,212
Hikma Pharmaceuticals PLC	1,233	31,148
Intra-Cellular Therapies, Inc.(a)	475	62,662
Ipca Laboratories Ltd.	7,732	135,207
Ipsen SA	263	30,293
Johnson & Johnson	23,178	3,843,840
Lupin Ltd.	69,918	1,655,521
Merck & Co., Inc.	69,118	6,204,032
Merck KGaA	1,561	214,809
Mind Medicine MindMed, Inc.(a)	13,088	76,565
Nektar Therapeutics(a)	33,671	22,896
Novartis AG, Registered Shares	22,538	2,503,291
Novo Nordisk A/S, Class B	44,120	3,016,850
Security	Shares	Value
Pharmaceuticals (continued)
Nuvation Bio, Inc.(a)(b)	44,178	$ 77,753
Ocular Therapeutix, Inc.(a)(b)	29,425	215,685
Omeros Corp.(a)	7,723	63,483
Pacira BioSciences, Inc.(a)	17,515	435,248
Pfizer, Inc.	186,302	4,720,893
Phibro Animal Health Corp., Class A(b)	11,393	243,355
Prestige Consumer Healthcare, Inc.(a)	13,895	1,194,553
Roche Holding AG	7,116	2,349,463
Royalty Pharma PLC, Class A(b)	1,715	53,388
Sanofi SA	3,619	400,702
Scilex Holding Co., (Acquired 01/06/23, Cost: $100,430)(a)(e)	9,583	2,372
Scilex Holding Co.(a)	1,578	392
SIGA Technologies, Inc.(a)(b)	17,105	93,735
Simcere Pharmaceutical Group Ltd.(c)	360,000	365,961
Sino Biopharmaceutical Ltd.	253,000	122,331
Strides Pharma Science Ltd.	76,930	599,360
Sun Pharmaceutical Industries Ltd.	174,962	3,545,558
Supernus Pharmaceuticals, Inc.(a)	29,567	968,319
Takeda Pharmaceutical Co. Ltd.(b)	49,100	1,455,264
Tarsus Pharmaceuticals, Inc.(a)	6,067	311,662
Terns Pharmaceuticals, Inc.(a)	10,163	28,050
Teva Pharmaceutical Industries Ltd., ADR(a)	8,060	123,882
TherapeuticsMD, Inc.(a)	745	689
Trevi Therapeutics, Inc.(a)	21,757	136,852
UCB SA	624	109,864
WaVe Life Sciences Ltd.(a)	19,143	154,675
Xeris Biopharma Holdings, Inc.(a)	42,372	232,622
Yunnan Baiyao Group Co. Ltd., Class A	114,600	895,272
Zoetis, Inc., Class A	17,522	2,884,997
		66,367,911
Professional Services — 1.2%
Alight, Inc., Class A(b)	44,263	262,480
Automatic Data Processing, Inc.	4,693	1,433,852
Barrett Business Services, Inc.(b)	10,828	445,572
Booz Allen Hamilton Holding Corp.	12,547	1,312,165
CACI International, Inc., Class A(a)	3,888	1,426,585
Computershare Ltd.	5,627	138,700
CRA International, Inc.	3,335	577,622
CSG Systems International, Inc.	9,969	602,825
Equifax, Inc.(b)	1,416	344,881
ExlService Holdings, Inc.(a)	69,532	3,282,606
Experian PLC	15,898	736,638
Exponent, Inc.	8,230	667,124
Firstsource Solutions Ltd.	115,549	457,030
Franklin Covey Co.(a)	11,175	308,654
Genpact Ltd.(b)	19,283	971,478
Heidrick & Struggles International, Inc.	10,187	436,309
Huron Consulting Group, Inc.(a)	7,653	1,097,823
IBEX Holdings Ltd.(a)	3,977	96,840
ICF International, Inc.	9,486	806,025
Innodata, Inc.(a)(b)	2,331	83,683
Insperity, Inc.(b)	11,074	988,133
KBR, Inc.	7,805	388,767
Kforce, Inc.(b)	7,015	342,963
Korn Ferry	1,716	116,396
L&T Technology Services Ltd.(c)	18,047	943,255
Leidos Holdings, Inc.	4,450	600,483
ManpowerGroup, Inc.	26,425	1,529,479
Maximus, Inc.	13,179	898,676
NV5 Global, Inc.(a)	44,718	861,716
Paycom Software, Inc.(b)	379	82,804

Schedule of Investments (unaudited)(continued)
March 31, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Professional Services (continued)
Paycor HCM, Inc.(a)	155	$ 3,478
Recruit Holdings Co. Ltd.	31,100	1,611,329
RELX PLC	5,227	262,556
Resources Connection, Inc.	16,975	111,017
Robert Half, Inc.	12,475	680,511
Sagility India Ltd.(a)	401,498	198,446
SGS SA, Registered Shares	6,032	601,021
Teleperformance SE	169	16,993
TransUnion	1,295	107,472
TriNet Group, Inc.(b)	9,910	785,268
TrueBlue, Inc.(a)	19,657	104,379
UL Solutions, Inc., Class A(b)	1,785	100,674
Upwork, Inc.(a)	8,743	114,096
Verisk Analytics, Inc.(b)	1,305	388,394
Verra Mobility Corp.(a)	29,812	671,068
Willdan Group, Inc.(a)	6,272	255,396
WNS Holdings Ltd.(a)(b)	4,994	307,081
Wolters Kluwer NV	6,149	957,376
		29,518,119
Real Estate Management & Development — 0.5%
Allos SA	147,980	496,080
Altisource Portfolio Solutions SA(a)	4,699	3,200
Anywhere Real Estate, Inc.(a)	59,643	198,611
Ayala Land, Inc.	403,600	162,685
Brigade Enterprises Ltd.	60,905	690,788
China Resources Land Ltd.	374,500	1,242,295
Compass, Inc., Class A(a)	74,255	648,246
Daito Trust Construction Co. Ltd.	1,400	143,254
Daiwa House Industry Co. Ltd.	14,500	479,581
DLF Ltd.	23,670	187,099
Emaar Development PJSC	36,978	122,764
Emaar Properties PJSC	611,409	2,214,235
Fastighets AB Balder, Class B(a)	19,518	122,136
FirstService Corp.	3,744	620,822
Forestar Group, Inc.(a)	14,573	308,073
Howard Hughes Holdings, Inc.(a)	114	8,445
Jones Lang LaSalle, Inc.(a)	605	149,986
KE Holdings, Inc., ADR	63,167	1,269,025
KE Holdings, Inc., Class A, Class A	41,200	278,562
Kennedy-Wilson Holdings, Inc.(b)	52,527	455,934
Marcus & Millichap, Inc.(b)	6,417	221,066
Nomura Real Estate Holdings, Inc.(b)	18,000	105,040
Opendoor Technologies, Inc.(a)	74,584	76,076
Redfin Corp.(a)	18,466	170,072
RMR Group, Inc., Class A(b)	5,073	84,465
Seaport Entertainment Group, Inc.(a)	26	558
SM Prime Holdings, Inc.	475,200	199,693
St. Joe Co.	21,299	999,988
Sun Hung Kai Properties Ltd.	7,000	66,693
Tokyo Tatemono Co. Ltd.	33,600	568,915
Tokyu Fudosan Holdings Corp.	49,700	333,465
Vonovia SE	7,847	211,165
Youngor Fashion Co. Ltd., Class A	596,300	662,462
Zillow Group, Inc., Class A(a)	187	12,503
		13,513,982
Residential REITs — 0.1%
Apartment Investment and Management Co., Class A	5,655	49,764
Centerspace(b)	7,480	484,330
Clipper Realty, Inc.	5,526	21,220
Elme Communities	16,014	278,644
Essex Property Trust, Inc.	1,027	314,847
Invitation Homes, Inc.	8,273	288,314
Security	Shares	Value
Residential REITs (continued)
NexPoint Residential Trust, Inc.	29,331	$ 1,159,454
UMH Properties, Inc.(b)	10,560	197,472
		2,794,045
Retail REITs — 0.6%
Acadia Realty Trust(b)	8,717	182,621
Brixmor Property Group, Inc.	93,632	2,485,930
CBL & Associates Properties, Inc.(b)	8,039	213,677
Federal Realty Investment Trust	2,216	216,769
InvenTrust Properties Corp.	24,223	711,429
Kimco Realty Corp.(b)	68,712	1,459,443
Kite Realty Group Trust	68,318	1,528,274
NETSTREIT Corp.(b)	47,058	745,869
NNN REIT, Inc.	18,153	774,225
Saul Centers, Inc.	13,144	474,104
Scentre Group	68,134	144,158
Simon Property Group, Inc.	28,333	4,705,545
Tanger, Inc.	38,047	1,285,608
Urban Edge Properties	15,504	294,576
Whitestone REIT	6,863	99,994
		15,322,222
Semiconductors & Semiconductor Equipment — 7.0%
ACM Research, Inc., Class A(a)	15,207	354,931
Advanced Micro Devices, Inc.(a)	44,411	4,562,786
Advantest Corp.	1,500	66,865
Alpha & Omega Semiconductor Ltd.(a)	6,977	173,448
Ambarella, Inc.(a)	15,695	789,929
Analog Devices, Inc.	3,503	706,450
Applied Materials, Inc.	22,600	3,279,712
ASE Technology Holding Co. Ltd.	326,000	1,432,678
ASM International NV	445	202,783
ASML Holding NV	4,379	2,897,904
ASPEED Technology, Inc.	11,000	1,018,661
Axcelis Technologies, Inc.(a)	13,316	661,406
Broadcom, Inc.(b)	91,384	15,300,423
Credo Technology Group Holding Ltd.(a)	40,373	1,621,380
Diodes, Inc.(a)	14,420	622,511
Elan Microelectronics Corp.	71,000	294,212
FormFactor, Inc.(a)	4,195	118,676
Ichor Holdings Ltd.(a)	8,009	181,083
Impinj, Inc.(a)(b)	5,434	492,864
Intel Corp.	71,389	1,621,244
King Yuan Electronics Co. Ltd.	98,000	265,958
KLA Corp.	3,160	2,148,168
Lam Research Corp.	66,104	4,805,761
Lattice Semiconductor Corp.(a)	1,386	72,696
Marvell Technology, Inc.	41,484	2,554,170
MaxLinear, Inc.(a)	26,496	287,747
MediaTek, Inc.	152,000	6,551,268
Micron Technology, Inc.(b)	10,771	935,892
Monolithic Power Systems, Inc.(b)	481	278,970
Navitas Semiconductor Corp.(a)(b)	13,818	28,327
Novatek Microelectronics Corp.	18,000	299,235
NVIDIA Corp.	481,995	52,238,618
Onto Innovation, Inc.(a)	6,487	787,133
Phison Electronics Corp.	34,000	547,672
Photronics, Inc.(a)	17,975	373,161
Power Integrations, Inc.(b)	20,568	1,038,684
QUALCOMM, Inc.(b)	37,970	5,832,572
Rambus, Inc.(a)	29,677	1,536,527
Realtek Semiconductor Corp.	96,000	1,530,480
Rigetti Computing, Inc.(a)(b)	26,412	209,183
Semtech Corp.(a)	18,435	634,164
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Silicon Laboratories, Inc.(a)	5,544	$ 624,088
SiTime Corp.(a)	6,576	1,005,273
SK Hynix, Inc.	39,802	5,305,844
STMicroelectronics NV	2,748	60,257
Synaptics, Inc.(a)	15,558	991,356
Taiwan Semiconductor Manufacturing Co. Ltd.	1,796,000	50,580,716
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,568	924,288
Teradyne, Inc.	741	61,207
Texas Instruments, Inc.	9,736	1,749,559
Tokyo Electron Ltd.	1,400	191,985
Tower Semiconductor Ltd.(a)	4,327	154,301
Ultra Clean Holdings, Inc.(a)	18,224	390,176
		181,395,382
Software — 5.5%
8x8, Inc.(a)	46,396	92,792
A10 Networks, Inc.(b)	9,166	149,772
ACI Worldwide, Inc.(a)	38,087	2,083,740
Adobe, Inc.(a)	14,164	5,432,319
Agilysys, Inc.(a)(b)	2,123	154,002
Alarm.com Holdings, Inc.(a)	19,805	1,102,148
Amplitude, Inc., Class A(a)	22,520	229,479
ANSYS, Inc.(a)	620	196,267
Appian Corp., Class A(a)	5,505	158,599
AppLovin Corp., Class A(a)	4,317	1,143,876
Asana, Inc., Class A(a)	32,332	471,077
Atlassian Corp. Ltd., Class A(a)	2,254	478,321
Aurora Innovation, Inc.(a)(b)	214,425	1,442,008
Autodesk, Inc.(a)	9,411	2,463,800
AvePoint, Inc.(a)	9,136	131,924
Bit Digital, Inc.(a)(b)	72,805	147,066
Blackline, Inc.(a)	6,788	328,675
Blend Labs, Inc., Class A(a)	26,744	89,592
Box, Inc., Class A(a)(b)	57,218	1,765,748
Braze, Inc., Class A(a)	20,852	752,340
C3.ai, Inc., Class A(a)	32,469	683,473
Cadence Design Systems, Inc.(a)	4,019	1,022,152
Cerence, Inc.(a)	8,090	63,911
Check Point Software Technologies Ltd.(a)	3,006	685,128
Cipher Mining, Inc.(a)	13,993	32,184
Cleanspark, Inc.(a)(b)	47,862	321,633
Clear Secure, Inc., Class A(b)	22,164	574,269
Clearwater Analytics Holdings, Inc., Class A(a)	59,131	1,584,711
CommVault Systems, Inc.(a)	9,954	1,570,343
Confluent, Inc., Class A(a)	12,200	285,968
Constellation Software, Inc./Canada	51	161,513
Core Scientific, Inc.(a)	22,666	164,102
Crowdstrike Holdings, Inc., Class A(a)	1,057	372,677
CyberArk Software Ltd.(a)	1,240	419,120
Dassault Systemes SE	8,826	336,030
Datadog, Inc., Class A(a)	8,745	867,592
DocuSign, Inc.(a)	1,024	83,354
Domo, Inc., Class B(a)	6,178	47,941
DoubleVerify Holdings, Inc.(a)	4,655	62,237
Dropbox, Inc., Class A(a)	2,797	74,708
D-Wave Quantum, Inc.(a)(b)	19,284	146,558
Elastic NV(a)	13,974	1,245,083
Expensify, Inc., Class A(a)	6,465	19,654
Fair Isaac Corp.(a)	1,345	2,480,395
Five9, Inc.(a)	14,894	404,372
Fortinet, Inc.(a)	31,490	3,031,227
Freshworks, Inc., Class A(a)	68,426	965,491
Security	Shares	Value
Software (continued)
Gitlab, Inc., Class A(a)	5,095	$ 239,465
Guidewire Software, Inc.(a)	1,469	275,232
HubSpot, Inc.(a)	939	536,441
Hut 8 Corp.(a)(b)	14,212	165,143
I3 Verticals, Inc., Class A(a)(b)	4,431	109,313
Intapp, Inc.(a)	10,956	639,611
InterDigital, Inc.(b)	6,065	1,253,939
Intuit, Inc.	4,813	2,955,134
Jamf Holding Corp.(a)	14,887	180,877
Life360, Inc.(a)	1,864	71,559
LiveRamp Holdings, Inc.(a)	30,532	798,107
Logility Supply Chain Solutions, Inc., Class A(b)	8,592	122,522
Manhattan Associates, Inc.(a)	729	126,146
MARA Holdings, Inc.(a)(b)	69,859	803,379
Marin Software, Inc.(a)	268	362
Microsoft Corp.	153,965	57,796,921
MicroStrategy, Inc., Class A(a)(b)	421	121,362
Monday.com Ltd.(a)	512	124,498
N-able, Inc.(a)	15,082	106,931
nCino, Inc.(a)	192	5,274
Nemetschek SE	912	106,317
Nice Ltd.(a)	2,043	315,357
Olo, Inc., Class A(a)	60,536	365,637
OneSpan, Inc.(b)	9,836	149,999
Ooma, Inc.(a)	30,561	400,044
Oracle Corp.	24,327	3,401,158
Oracle Corp. Japan	1,300	136,803
Pagaya Technologies Ltd., Class A(a)(b)	13,432	140,767
Palantir Technologies, Inc., Class A(a)	33,728	2,846,643
Palo Alto Networks, Inc.(a)(b)	4,122	703,378
Porch Group, Inc.(a)	15,776	115,007
PROS Holdings, Inc.(a)	27,994	532,726
Q2 Holdings, Inc.(a)	17,836	1,427,058
Qualys, Inc.(a)	14,760	1,858,727
Rapid7, Inc.(a)	20,329	538,922
RingCentral, Inc., Class A(a)	26,929	666,762
Riot Platforms, Inc.(a)(b)	59,995	427,164
Sage Group PLC	14,782	232,082
SailPoint, Inc.(a)	4,795	89,906
Salesforce, Inc.	16,491	4,425,525
SAP SE	10,250	2,746,483
SEMrush Holdings, Inc., Class A(a)	39,103	364,831
ServiceNow, Inc.(a)	6,503	5,177,298
SolarWinds Corp.	11,194	206,305
SoundHound AI, Inc., Class A(a)(b)	61,681	500,850
Sprinklr, Inc., Class A(a)	20,042	167,351
Sprout Social, Inc., Class A(a)	7,800	171,522
SPS Commerce, Inc.(a)	5,679	753,774
Synchronoss Technologies, Inc.(a)	1,528	16,640
Synopsys, Inc.(a)	772	331,072
Technology One Ltd.	10,398	182,893
Tenable Holdings, Inc.(a)	45,718	1,599,216
Teradata Corp.(a)	809	18,186
Terawulf, Inc.(a)(b)	38,167	104,196
Tyler Technologies, Inc.(a)	488	283,718
UiPath, Inc., Class A(a)	6,742	69,443
Unity Software, Inc.(a)	14,627	286,543
Upland Software, Inc.(a)	9,814	28,068
Varonis Systems, Inc.(a)	36,806	1,488,803
Verint Systems, Inc.(a)	26,577	474,400
Viant Technology, Inc., Class A(a)	2,216	27,501
Weave Communications, Inc.(a)	12,622	139,978

Schedule of Investments (unaudited)(continued)
March 31, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
WiseTech Global Ltd.	1,142	$ 58,891
Workday, Inc., Class A(a)	2,993	698,955
Workiva, Inc., Class A(a)	22,235	1,687,859
Xero Ltd.(a)	16,447	1,607,588
Xperi, Inc.(a)	16,149	124,670
Yext, Inc.(a)	24,828	152,941
Zeta Global Holdings Corp., Class A(a)	60,240	816,854
		142,118,398
Specialized REITs — 0.7%
American Tower Corp.	2,708	589,261
CubeSmart(b)	84,996	3,630,179
Digital Realty Trust, Inc.(b)	10,481	1,501,822
EPR Properties(b)	254	13,363
Equinix, Inc.	2,541	2,071,804
Extra Space Storage, Inc.	4,391	652,020
Four Corners Property Trust, Inc.(b)	56,830	1,631,021
Gladstone Land Corp.(b)	4,121	43,353
Iron Mountain, Inc.	30,966	2,664,315
Lamar Advertising Co., Class A(b)	23,181	2,637,534
Millrose Properties, Inc., Class A(a)	1,151	30,513
Outfront Media, Inc.(b)	19,283	311,228
Public Storage	514	153,835
Rayonier, Inc.(b)	24,412	680,606
Safehold, Inc.(b)	7,622	142,684
		16,753,538
Specialty Retail — 1.4%
1-800-Flowers.com, Inc., Class A(a)(b)	15,289	90,205
Abercrombie & Fitch Co., Class A(a)	17,444	1,332,198
Aldrees Petroleum and Transport Services Co.	21,514	795,872
American Eagle Outfitters, Inc.(b)	45,287	526,235
America’s Car-Mart, Inc.(a)	2,765	125,503
Aritzia, Inc.(a)	1,757	61,755
Arko Corp., Class A(b)	21,895	86,485
Asbury Automotive Group, Inc.(a)	4,862	1,073,724
AutoNation, Inc.(a)	3,622	586,474
Bath & Body Works, Inc.	23,673	717,765
Boot Barn Holdings, Inc.(a)	8,256	886,942
C&A MODAS SA	109,506	203,796
Camping World Holdings, Inc., Class A	17,151	277,160
CarMax, Inc.(a)	3,791	295,395
CarParts.com, Inc.(a)	94,457	94,457
Carvana Co.(a)	785	164,128
Chewy, Inc., Class A(a)	6,821	221,751
Citi Trends, Inc.(a)	1,635	36,191
Conn’s, Inc.(a)	7,119	1
EVgo, Inc.(a)	9,188	24,440
Five Below, Inc.(a)	5,979	447,977
Foot Locker, Inc.(a)(b)	20,822	293,590
Gap, Inc.(b)	10,258	211,417
Genesco, Inc.(a)	9,150	194,255
Group 1 Automotive, Inc.(b)	2,653	1,013,313
Grupo SBF SA	325,800	669,133
Haverty Furniture Cos., Inc.	15,371	303,116
Home Depot, Inc.	25,993	9,526,175
Industria de Diseno Textil SA	1,402	69,808
JB Hi-Fi Ltd.	6,068	354,676
JD Sports Fashion PLC	10,049	8,886
Kingfisher PLC	7,173	23,628
Lands’ End, Inc.(a)	5,724	58,270
Lithia Motors, Inc.	3,862	1,133,652
Lojas Renner SA	506,522	1,085,572
MarineMax, Inc.(a)	2,705	58,158
Security	Shares	Value
Specialty Retail (continued)
Monro, Inc.(b)	8,667	$ 125,412
Mr. Price Group Ltd.	7,233	87,736
National Vision Holdings, Inc.(a)	30,498	389,764
O’Reilly Automotive, Inc.(a)	610	873,874
Penske Automotive Group, Inc.	2,515	362,110
Petco Health & Wellness Co., Inc.(a)(b)	29,619	90,338
Pop Mart International Group Ltd.(c)	21,000	424,425
RealReal, Inc.(a)	22,614	121,889
Revolve Group, Inc.(a)	32,081	689,421
RH(a)	1,264	296,294
Sally Beauty Holdings, Inc.(a)	23,840	215,275
Shift Technologies, Inc., Class A(a)(d)	304	—
Signet Jewelers Ltd.(b)	9,927	576,362
Sleep Number Corp.(a)	6,986	44,291
Sonic Automotive, Inc., Class A	3,637	207,164
Stitch Fix, Inc., Class A(a)	86,675	281,694
TJX Cos., Inc.	23,257	2,832,703
Topsports International Holdings Ltd.(b)(c)	2,338,000	1,029,000
Trent Ltd.	13,916	862,642
United Electronics Co.	16,349	409,487
Upbound Group, Inc.	29,769	713,265
Urban Outfitters, Inc.(a)	23,868	1,250,683
Victoria’s Secret & Co.(a)	22,189	412,272
Warby Parker, Inc., Class A(a)	35,888	654,238
Wayfair, Inc., Class A(a)(b)	5,163	165,371
Winmark Corp.	1,506	478,712
Zumiez, Inc.(a)	35,416	527,344
		37,173,869
Technology Hardware, Storage & Peripherals — 3.7%
Advantech Co. Ltd.	114,000	1,302,595
Apple, Inc.	289,648	64,339,510
Canon, Inc.	29,400	916,785
IonQ, Inc.(a)(b)	44,333	978,429
King Slide Works Co. Ltd.	4,000	203,774
Lenovo Group Ltd.	464,000	630,558
NetApp, Inc.	2,616	229,790
Pegatron Corp.	178,000	454,921
Quanta Computer, Inc.	185,000	1,287,164
Samsung Electronics Co. Ltd.	411,763	16,324,534
Turtle Beach Corp.(a)	4,234	60,419
Wistron Corp.	19,000	55,700
Xiaomi Corp., Class B(a)(c)	1,280,000	8,099,495
		94,883,674
Textiles, Apparel & Luxury Goods — 0.4%
adidas AG	3,468	817,964
Amer Sports, Inc.(a)	23,198	620,082
Birkenstock Holding PLC(a)	1,613	73,956
Capri Holdings Ltd.(a)	491	9,687
Carter’s, Inc.(b)	124	5,072
Cie Financiere Richemont SA, Class A, Registered Shares	1,239	216,287
Culp, Inc.(a)	3,659	18,295
Deckers Outdoor Corp.(a)	5,060	565,759
G-III Apparel Group Ltd.(a)	24,947	682,300
Hermes International SCA	223	586,739
Kontoor Brands, Inc.(b)	11,774	755,067
Lululemon Athletica, Inc.(a)(b)	2,393	677,362
LVMH Moet Hennessy Louis Vuitton SE	1,697	1,050,915
Moncler SpA	614	37,821
NIKE, Inc., Class B(b)	12,996	824,986
Pandora A/S	375	57,473
Ralph Lauren Corp.(b)	7,978	1,761,064
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Steven Madden Ltd.(b)	9,745	$ 259,607
Under Armour, Inc., Class C(a)	626	3,725
Unifi, Inc.(a)	3,990	19,192
VF Corp.(b)	6,799	105,520
Wolverine World Wide, Inc.(b)	13,160	183,056
		9,331,929
Tobacco — 0.5%
Altria Group, Inc.	38,023	2,282,140
British American Tobacco PLC	28,575	1,172,271
Imperial Brands PLC	6,373	235,813
Japan Tobacco, Inc.	14,200	390,303
KT&G Corp.	3,758	258,482
Philip Morris International, Inc.	46,938	7,450,469
Turning Point Brands, Inc.(b)	4,885	290,364
Universal Corp.	1,808	101,338
		12,181,180
Trading Companies & Distributors — 1.0%
AerCap Holdings NV	4,284	437,696
Applied Industrial Technologies, Inc.	9,284	2,092,056
Ashtead Group PLC	4,821	260,656
Beacon Roofing Supply, Inc.(a)	10,425	1,289,572
BlueLinx Holdings, Inc.(a)	6,564	492,169
Boise Cascade Co.	18,065	1,771,996
Bunzl PLC	11,373	437,478
DNOW, Inc.(a)	54,502	930,894
DXP Enterprises, Inc.(a)	4,426	364,083
Ferguson Enterprises, Inc.	9,107	1,459,215
FTAI Aviation Ltd.(b)	27,623	3,066,982
GATX Corp.(b)	7,339	1,139,526
Global Industrial Co.	8,857	198,397
GMS, Inc.(a)(b)	2,680	196,096
H&E Equipment Services, Inc.	6,116	579,736
Herc Holdings, Inc.(b)	12,767	1,714,225
IndiaMart InterMesh Ltd.(c)	25,044	604,003
ITOCHU Corp.	13,100	608,141
Karat Packaging, Inc.	2,753	73,175
Marubeni Corp.	14,400	231,002
McGrath RentCorp	6,046	673,524
Mitsubishi Corp.	12,600	222,450
Mitsui & Co. Ltd.	25,200	475,101
MRC Global, Inc.(a)	26,550	304,794
Rush Enterprises, Inc., Class A	20,502	1,095,012
Sumitomo Corp.	17,200	392,467
Toyota Tsusho Corp.	9,600	161,739
United Rentals, Inc.	2,370	1,485,279
Watsco, Inc.(b)	1,017	516,941
WESCO International, Inc.(b)	5,862	910,369
WW Grainger, Inc.	783	773,471
Xometry, Inc., Class A(a)(b)	11,659	290,542
		25,248,787
Transportation Infrastructure — 0.1%
Aena SME SA(c)	519	121,759
Aeroports de Paris SA	465	47,339
Getlink SE	1,653	28,549
Grupo Aeroportuario del Sureste SAB de C.V., ADR	1,660	454,541
Grupo Aeroportuario del Sureste SAB de C.V., Class B	25,401	695,370
Security	Shares	Value
Transportation Infrastructure (continued)
International Container Terminal Services, Inc.	219,140	$ 1,359,453
TAV Havalimanlari Holding A/S(a)	118,993	759,335
		3,466,346
Water Utilities — 0.1%
American States Water Co.	2,363	185,921
California Water Service Group	24,858	1,204,619
Cia de Saneamento de Minas Gerais Copasa MG	136,763	473,336
Guangdong Investment Ltd.	146,000	107,490
Severn Trent PLC	2,583	84,562
SJW Group	12,740	696,751
United Utilities Group PLC	6,343	82,763
York Water Co.	3,381	117,253
		2,952,695
Wireless Telecommunication Services — 0.7%
Advanced Info Service PCL, NVDR	254,200	2,067,111
America Movil SAB de C.V., Series B	2,108,193	1,501,989
Bharti Airtel Ltd.	295,108	5,965,987
Bharti Hexacom Ltd.	2,326	39,628
China United Network Communications Ltd., Class A	132,600	101,611
Etihad Etisalat Co.	43,875	713,491
Far EasTone Telecommunications Co. Ltd.	38,000	105,861
KDDI Corp.	28,600	451,756
Maxis Bhd	416,300	318,665
MTN Group Ltd.	70,067	470,922
SK Telecom Co. Ltd.	38,674	1,456,755
SK Telecom Co. Ltd., ADR	1,301	27,659
SoftBank Corp.(b)	1,498,000	2,089,673
Spok Holdings, Inc.	3,960	65,102
Taiwan Mobile Co. Ltd.	259,000	911,408
Telephone and Data Systems, Inc.	21,596	836,629
T-Mobile U.S., Inc.	983	262,176
		17,386,423
Total Common Stocks — 89.3% (Cost: $2,039,544,322)		2,306,143,837
Preferred Securities
Preferred Stocks — 0.4%
Banks — 0.2%
Banco Bradesco SA	911,563	2,023,938
Itau Unibanco Holding SA	577,565	3,179,092
		5,203,030
Household Products — 0.0%
Henkel AG & Co. KGaA	9,762	776,734
Machinery — 0.0%
Marcopolo SA	66,673	71,505
Metals & Mining — 0.0%
Gerdau SA	276,444	783,826
Usinas Siderurgicas de Minas Gerais S/A Usiminas, Class A	123,852	123,278
		907,104
Oil, Gas & Consumable Fuels — 0.2%
Petroleo Brasileiro SA	643,749	4,192,048
Real Estate Management & Development — 0.0%
Brookfield Property Preferred LP, 6.25%, 07/26/81(a)	7	100

Schedule of Investments (unaudited)(continued)
March 31, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trading Companies & Distributors — 0.0%
WESCO International, Inc., Series A, 10.63%(a)(f)(g)	1,463	$ 36,956
		11,187,477
Total Preferred Securities — 0.4% (Cost: $11,093,325)		11,187,477
Rights
Biotechnology — 0.0%
Albireo Pharma, Inc., CVR(d)	1,592	5,572
Catalyst Biosciences, Inc., CVR(d)	6,436	—
Chinook Therapeutics, CVR(d)	3,288	2,795
Inhibrx, Inc., CVR(d)	4,627	5,228
Kinnate Biopharma, Inc., CVR(b)	3,570	222
Korro Bio, Inc., CVR(d)	4,657	—
Mirati Therapeutics, Inc. CVR(d)	144	107
Prevail Therapeutics, CVR(d)	1,105	552
Q32 Bio, CVR	6,560	264
Radius Health, Inc., CVR(d)	2,221	—
Surface Oncology, Inc., CVR	4,415	415
		15,155
Consumer Staples Distribution & Retail — 0.0%
Eli Lilly and Company, CVR(d)	1,837	—
Health Care Equipment & Supplies — 0.0%
Abiomed, Inc., CVR(d)	134	288
Metals & Mining — 0.0%
Pan American Silver Corp.(a)	16,660	7,120
Paper & Forest Products — 0.0%
Resolute Forest Products, Inc., CVR(d)	3,951	4,228
Pharmaceuticals — 0.0%
Concentra Biosciences, LLC, CVR	3,637	32
Flexion Therapeutics, CVR(d)	3,275	1,637
		1,669
Total Rights — 0.0% (Cost: $19,936)		28,460
Total Long-Term Investments — 89.7% (Cost: $2,050,657,583)		2,317,359,774
Security	Shares	Value
Short-Term Securities
Money Market Funds — 16.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(h)(i)(j)	203,128,602	$ 203,230,167
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.31%(h)(i)	216,951,788	216,951,788
Total Short-Term Securities — 16.3% (Cost: $420,143,921)		420,181,955
Total Investments — 106.0% (Cost: $2,470,801,504)		2,737,541,729
Liabilities in Excess of Other Assets — (6.0)%		(154,613,045)
Net Assets — 100.0%		$ 2,582,928,684

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Master Portfolio held restricted securities with a current value of $2,372, representing less than 0.05% of its net assets as of period end, and an original cost of $100,430.

(f)	Perpetual security with no stated maturity date.
(g)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(h)	Affiliate of the Master Portfolio.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 128,226,189	$ 75,005,721 (a)	$ —	$ 2,741	$ (4,484)	$ 203,230,167	203,128,604	$ 246,271 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	330,728,909	—	(113,777,121)(a)	—	—	216,951,788	216,951,788	2,887,849	—
				$ 2,741	$ (4,484)	$ 420,181,955		$ 3,134,120	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
Diversified Equity Master Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini Russell 2000 Index	48	06/20/25	$ 4,865	$ (91,686)
MSCI Emerging Markets Index	217	06/20/25	12,052	(376,736)
S&P 500 E-Mini Index	1,095	06/20/25	309,515	3,601,069
				3,132,647
Short Contracts
E-mini Russell 2000 Index	243	06/20/25	24,629	(174,953)
MSCI EAFE Index	194	06/20/25	23,438	548,727
MSCI Emerging Markets Index	559	06/20/25	31,047	239,884
				613,658
				$ 3,746,305
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,258,000	USD	1,364,510	Barclays Bank PLC	06/18/25	$ 1,643
GBP	2,767,000	USD	3,568,793	UBS AG	06/18/25	5,218
USD	3,661,097	AUD	5,805,000	Morgan Stanley & Co. International PLC	06/18/25	31,546
USD	3,239,091	CHF	2,830,000	Toronto-Dominion Bank	06/18/25	11,012
USD	1,514,759	EUR	1,383,000	Barclays Bank PLC	06/18/25	12,860
USD	1,680,858	JPY	245,624,000	Goldman Sachs International	06/18/25	29,130
USD	3,935,463	JPY	573,014,000	Toronto-Dominion Bank	06/18/25	82,160
USD	34,417	NZD	60,000	Goldman Sachs International	06/18/25	288
						173,857
AUD	2,216,000	USD	1,393,764	Goldman Sachs International	06/18/25	(8,220)
CHF	1,903,000	USD	2,183,979	Toronto-Dominion Bank	06/18/25	(13,295)
EUR	392,000	USD	426,466	Toronto-Dominion Bank	06/18/25	(765)
SGD	2,078,000	USD	1,567,606	Toronto-Dominion Bank	06/18/25	(14,746)
USD	5,842,779	CAD	8,393,000	Toronto-Dominion Bank	06/18/25	(11,850)
USD	102,305	NOK	1,102,000	Toronto-Dominion Bank	06/18/25	(2,438)
USD	1,680,140	SEK	16,937,000	Toronto-Dominion Bank	06/18/25	(12,526)
						(63,840)
						$ 110,017
OTC Total Return Swaps
Paid by the Master Portfolio		Received by the Master Portfolio
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR plus 0.72%, 4.41%	At Termination	Russell 1000 Index Total Return (RU10INTR)	At Termination	Goldman Sachs International	N/A	04/22/25	USD	52,831	$ (4,743,298)	$ —	$ (4,743,298)
MSCI EAFE Index Net	Quarterly	1-day SOFR plus 0.22%, 4.41%	Quarterly	JPMorgan Chase Bank N.A.	N/A	04/30/25	USD	22,555	(150,846)	—	(150,846)
MSCI Emerging Markets (Net Return)	Quarterly	1-day SOFR plus 0.22%, 4.41%	Quarterly	Merrill Lynch International	N/A	05/08/25	USD	220,816	1,967,511	—	1,967,511

Schedule of Investments (unaudited)(continued)
March 31, 2025
Diversified Equity Master Portfolio

OTC Total Return Swaps (continued)
Paid by the Master Portfolio		Received by the Master Portfolio
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR plus 0.69%, 4.41%	Quarterly	Russell 1000 Index Total Return (RU10INTR)	Quarterly	Goldman Sachs International	N/A	05/29/25	USD	204,372	$ (12,654,633)	$ —	$ (12,654,633)
Russell 2000 Index Total Return (RU20INTR)	Quarterly	1-day SOFR plus 0.44%, 4.41%	Quarterly	Merrill Lynch International	N/A	10/06/25	USD	66,207	7,984,672	—	7,984,672
1-day SOFR plus 0.78%, 4.41%	Quarterly	Russell 1000 Index Total Return (RU10INTR)	Quarterly	Citibank N.A.	N/A	10/06/25	USD	137,176	(10,004,896)	—	(10,004,896)
MSCI Emerging Markets (Net Return)	Quarterly	1-day SOFR plus 0.56%, 4.41%	Quarterly	Merrill Lynch International	N/A	10/31/25	USD	143,872	(514,441)	—	(514,441)
1-day SOFR plus 0.91%, 4.41%	Quarterly	Russell 1000 Index Total Return (RU10INTR)	Quarterly	Goldman Sachs International	N/A	10/31/25	USD	216,843	(17,928,294)	—	(17,928,294)
1-day SOFR plus 0.92%, 4.41%	Quarterly	Russell 1000 Index Total Return (RU10INTR)	Quarterly	BNP Paribas SA	N/A	11/07/25	USD	736,348	(58,537,361)	—	(58,537,361)
MSCI EAFE Index Net	Quarterly	1-day SOFR plus 0.30%, 4.41%	Quarterly	JPMorgan Chase Bank N.A.	N/A	01/22/26	USD	17,197	(461,839)	—	(461,839)
MSCI Emerging Markets (Net Return)	Quarterly	1-day SOFR plus 0.30%, 4.41%	Quarterly	JPMorgan Chase Bank N.A.	N/A	01/22/26	USD	95,546	(1,239,953)	—	(1,239,953)
Russell 2000 Index Total Return (RU20INTR)	Quarterly	1-day SOFR plus 0.65%, 4.41%	Quarterly	Merrill Lynch International	N/A	01/22/26	USD	60,386	8,055,360	—	8,055,360
Russell 2000 Index Total Return (RU20INTR)	Quarterly	1-day SOFR plus 0.51%, 4.41%	Quarterly	Merrill Lynch International	N/A	01/30/26	USD	77,667	9,667,805	—	9,667,805
MSCI EAFE Index Net	Quarterly	1-day SOFR plus 0.32%, 4.41%	Quarterly	JPMorgan Chase Bank N.A.	N/A	02/06/26	USD	96,604	(632,059)	—	(632,059)
Russell 2000 Index Total Return (RU20INTR)	Quarterly	1-day SOFR plus 0.50%, 4.41%	Quarterly	Merrill Lynch International	N/A	02/06/26	USD	269,020	32,742,985	—	32,742,985
Russell 2000 Index Total Return (RU20INTR)	Quarterly	1-day SOFR plus 0.57%, 4.41%	Quarterly	JPMorgan Chase Bank N.A.	N/A	02/06/26	USD	181,554	24,092,512	—	24,092,512
MSCI Emerging Markets (Net Return)	Quarterly	1-day SOFR plus 0.29%, 4.41%	Quarterly	UBS AG	N/A	03/04/26	USD	65,090	(449,692)	—	(449,692)
									$ (22,806,467)	$ —	$ (22,806,467)
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
Diversified Equity Master Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Master Portfolio has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 40,843,758	$ 8,376,871	$ —	$ 49,220,629
Air Freight & Logistics	8,318,133	2,598,704	—	10,916,837
Automobile Components	9,360,503	4,783,760	—	14,144,263
Automobiles	14,228,842	19,735,436	—	33,964,278
Banks	105,482,608	109,446,688	17	214,929,313
Beverages	20,025,943	4,190,333	—	24,216,276
Biotechnology	80,018,471	7,075,856	—	87,094,327
Broadline Retail	44,883,207	29,691,620	—	74,574,827
Building Products	13,534,293	2,640,909	—	16,175,202
Capital Markets	64,595,784	16,575,734	—	81,171,518
Chemicals	14,210,870	6,523,184	1	20,734,055
Commercial Services & Supplies	17,140,042	739,326	—	17,879,368
Communications Equipment	16,016,568	5,133,838	—	21,150,406
Construction & Engineering	17,803,397	10,947,431	—	28,750,828
Construction Materials	1,593,706	4,455,945	—	6,049,651
Consumer Finance	15,180,858	1,040,429	—	16,221,287
Consumer Staples Distribution & Retail	31,907,459	5,654,662	—	37,562,121
Containers & Packaging	4,110,313	—	—	4,110,313
Distributors	113,018	—	—	113,018
Diversified Consumer Services	9,839,420	450,467	—	10,289,887
Diversified REITs	4,327,409	58,422	—	4,385,831
Diversified Telecommunication Services	14,531,513	6,789,741	—	21,321,254
Electric Utilities	19,416,215	4,370,664	—	23,786,879
Electrical Equipment	16,742,515	8,504,712	—	25,247,227
Electronic Equipment, Instruments & Components	24,533,611	14,496,117	—	39,029,728
Energy Equipment & Services	13,898,861	—	—	13,898,861
Entertainment	16,883,515	3,797,763	—	20,681,278
Financial Services	43,655,245	6,762,240	—	50,417,485
Food Products	10,132,925	8,611,398	—	18,744,323
Gas Utilities	7,896,974	883,597	—	8,780,571
Ground Transportation	6,227,604	—	—	6,227,604
Health Care Equipment & Supplies	41,273,083	1,019,687	—	42,292,770
Health Care Providers & Services	62,456,078	5,110,614	—	67,566,692
Health Care REITs	6,100,727	—	—	6,100,727
Health Care Technology	4,527,912	202,141	—	4,730,053
Hotel & Resort REITs	4,858,838	—	—	4,858,838

Schedule of Investments (unaudited)(continued)
March 31, 2025
Diversified Equity Master Portfolio

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Hotels, Restaurants & Leisure	$ 29,491,027	$ 13,721,162	$ —	$ 43,212,189
Household Durables	21,156,250	9,051,607	—	30,207,857
Household Products	9,479,726	1,296,742	—	10,776,468
Independent Power and Renewable Electricity Producers	881,020	904,020	—	1,785,040
Industrial Conglomerates	2,872,717	7,446,920	—	10,319,637
Industrial REITs	3,192,916	479,700	—	3,672,616
Insurance	31,664,942	26,749,444	—	58,414,386
Interactive Media & Services	69,267,192	36,987,526	—	106,254,718
IT Services	17,170,538	14,559,445	—	31,729,983
Leisure Products	2,774,355	105,485	—	2,879,840
Life Sciences Tools & Services	9,509,212	1,464,755	—	10,973,967
Machinery	39,503,028	4,640,712	—	44,143,740
Marine Transportation	1,665,035	1,491,637	—	3,156,672
Media	10,803,284	585,631	—	11,388,915
Metals & Mining	21,118,511	22,183,409	80	43,302,000
Mortgage Real Estate Investment Trusts (REITs)	939,918	—	—	939,918
Multi-Utilities	7,255,455	5,102,218	—	12,357,673
Office REITs	3,568,757	—	—	3,568,757
Oil, Gas & Consumable Fuels	49,387,220	17,731,794	—	67,119,014
Paper & Forest Products	610,826	287,488	—	898,314
Passenger Airlines	5,421,261	1,511,597	—	6,932,858
Personal Care Products	1,365,619	2,996,631	—	4,362,250
Pharmaceuticals	43,159,215	23,208,696	—	66,367,911
Professional Services	23,594,775	5,923,344	—	29,518,119
Real Estate Management & Development	5,845,286	7,668,696	—	13,513,982
Residential REITs	2,794,045	—	—	2,794,045
Retail REITs	15,178,064	144,158	—	15,322,222
Semiconductors & Semiconductor Equipment	110,148,864	71,246,518	—	181,395,382
Software	136,395,954	5,722,444	—	142,118,398
Specialized REITs	16,753,538	—	—	16,753,538
Specialty Retail	33,107,709	4,066,160	—	37,173,869
Technology Hardware, Storage & Peripherals	65,608,148	29,275,526	—	94,883,674
Textiles, Apparel & Luxury Goods	6,564,730	2,767,199	—	9,331,929
Tobacco	10,124,311	2,056,869	—	12,181,180
Trading Companies & Distributors	21,855,750	3,393,037	—	25,248,787
Transportation Infrastructure	2,509,364	956,982	—	3,466,346
Water Utilities	2,677,880	274,815	—	2,952,695
Wireless Telecommunication Services	3,877,968	13,508,455	—	17,386,423
Preferred Securities
Preferred Stocks
Banks	5,203,030	—	—	5,203,030
Household Products	—	776,734	—	776,734
Machinery	71,505	—	—	71,505
Metals & Mining	907,104	—	—	907,104
Oil, Gas & Consumable Fuels	4,192,048	—	—	4,192,048
Real Estate Management & Development	100	—	—	100
Trading Companies & Distributors	36,956	—	—	36,956
Rights
Biotechnology	—	901	14,254	15,155
Consumer Staples Distribution & Retail	—	—	—	—
Health Care Equipment & Supplies	—	—	288	288
Metals & Mining	7,120	—	—	7,120
Paper & Forest Products	—	—	4,228	4,228
Pharmaceuticals	—	32	1,637	1,669
Short-Term Securities
Money Market Funds	420,181,955	—	—	420,181,955
	$2,096,564,446	$640,956,778	$20,505	$2,737,541,729
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 4,389,680	$ 84,510,845	$ —	$ 88,900,525
Foreign Currency Exchange Contracts	—	173,857	—	173,857
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
Diversified Equity Master Portfolio

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Equity Contracts	$ (643,375)	$ (107,317,312)	$ —	$ (107,960,687)
Foreign Currency Exchange Contracts	—	(63,840)	—	(63,840)
	$3,746,305	$(22,696,450)	$—	$(18,950,145)

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt
JSC	Joint Stock Company
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PIPE	Private Investment in Public Equity
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SAB	Special Assessment Bonds
SAW	State Aid Withholding
SCA	Societe en Commandite par Actions
SOFR	Secured Overnight Financing Rate
TA	Tax Allocation